CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Company	Country (a)	Investment	Interest	Maturity Date	Shares	Principal Amount	Fair Value (a)		Percentage of Net Assets
SENIOR LOANS (b)(c)(d)
Aerospace & Defense
Aero Operating LLC		1st Lien Term Loan	8.00% (1M LIBOR + 6.50%)	02/09/2026		$2,911,105	$2,765,549	(e)(f)(j)
Aero Operating LLC		1st Lien Delayed Draw Term Loan	8.00% (1M LIBOR + 6.50%)	02/09/2026		835,175	793,416	(e)(j)
Radius Aerospace Europe Limited	Great Britain	1st Lien Revolver	6.75% (2M GBP LIBOR + 5.75%)	03/29/2025		£185,714	230,052	(e)(j)
Radius Aerospace Europe Limited	Great Britain	1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	03/29/2025		1,614,425	1,549,848	(e)(f)(j)
Radius Aerospace, Inc.		1st Lien Revolver	6.75% (3M LIBOR + 5.75%)	03/29/2025		428,571	240,000	(e)(h)(j)
Radius Aerospace, Inc.		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	03/29/2025		2,532,857	2,431,543	(e)(f)(j)
SecurAmerica, LLC		1st Lien Revolver		06/21/2023		1,125	—	(e)(h)(j)
SecurAmerica, LLC		1st Lien Term Loan	10.25% (1M LIBOR + 9.00%)	07/16/2021		191,975	191,975	(e)(g)(j)
SecurAmerica, LLC		1st Lien Term Loan	10.25% (1M LIBOR + 9.00%)	12/21/2023		1,654,200	1,654,200	(e)(f)(g)(j)
SecurAmerica, LLC		1st Lien Delayed Draw Term Loan	10.25% (1M LIBOR + 9.00%)	12/21/2023		622,795	622,795	(e)(g)(j)
SecurAmerica, LLC		1st Lien Delayed Draw Term Loan	10.25% (1M LIBOR + 9.00%)	12/21/2023		111,439	111,439	(e)(g)(j)
SecurAmerica, LLC		1st Lien Delayed Draw Term Loan	10.25% (1M LIBOR + 9.00%)	12/21/2023		70,446	70,446	(e)(g)(j)
TransDigm Group Incorporated		1st Lien Term Loan	2.40% (1M LIBOR + 2.25%)	12/09/2025		1,989,975	1,878,039
							12,539,302		1.57%
Automotive
GB Auto Service, Inc.		1st Lien Revolver	7.50% (3M LIBOR + 6.50%)	10/19/2024		264,159	49,489	(e)(h)(j)
GB Auto Service, Inc.		1st Lien Term Loan	7.50% (3M LIBOR + 6.50%)	10/19/2024		1,200,833	1,176,817	(e)(f)(j)
GB Auto Service, Inc.		1st Lien Delayed Draw Term Loan	7.50% (3M LIBOR + 6.50%)	10/19/2024		1,649,034	1,616,053	(e)(j)
GB Auto Service, Inc.		1st Lien Delayed Draw Term Loan	7.50% (1M LIBOR + 6.50%)	10/19/2024		6,002,624	3,702,108	(e)(h)(j)
Panther BF Aggregator 2 LP		1st Lien Term Loan	3.65% (1M LIBOR + 3.50%)	04/30/2026		1,117,389	1,087,007
Truck Hero, Inc.		1st Lien Term Loan	3.90% (1M LIBOR + 3.75%)	04/22/2024		382,101	368,919	(e)
Wand Newco 3, Inc.		2nd Lien Term Loan	7.40% (1M LIBOR + 7.25%)	02/05/2027		3,000,000	2,940,000	(e)(f)(j)
							10,940,393		1.37%

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Company	Country (a)	Investment	Interest	Maturity Date	Shares	Principal Amount	Fair Value (a)		Percentage of Net Assets
Banking, Finance, Insurance, & Real Estate
A.U.L. Corp.		1st Lien Revolver		06/05/2023		1,000	—	(e)(h)(j)
A.U.L. Corp.		1st Lien Term Loan	5.50% (1M LIBOR + 4.50%)	06/05/2023		29,456	29,456	(e)(f)(j)
Acrisure, LLC		1st Lien Term Loan	3.65% (1M LIBOR + 3.50%)	02/15/2027		3,605,221	3,474,531
AffiniPay Midco, LLC		1st Lien Revolver		03/02/2026		766,307	—	(e)(h)(j)
AffiniPay Midco, LLC		1st Lien Term Loan	6.75% (3M LIBOR + 5.50%)	03/02/2026		7,232,182	7,232,182	(e)(f)(j)
Affirm Operational Loans VI Trust		1st Lien Revolver	10.36% (1M LIBOR + 9.76%)	12/17/2026		500,000	61,288	(e)(h)(j)
Amynta Agency Borrower Inc.		1st Lien Term Loan	4.65% (1M LIBOR + 4.50%)	02/28/2025		2,944,372	2,679,379	(e)(f)(j)
AQ Sunshine, Inc.		1st Lien Revolver	6.50% (6M LIBOR + 5.50%)	04/15/2024		136,423	121,417	(e)(h)(j)
AQ Sunshine, Inc.		1st Lien Term Loan	6.50% (6M LIBOR + 5.50%)	04/15/2025		1,140,839	1,129,431	(e)(f)(j)
AQ Sunshine, Inc.		1st Lien Term Loan	6.50% (6M LIBOR + 5.50%)	04/15/2025		298,465	295,480	(e)(j)
AQ Sunshine, Inc.		1st Lien Delayed Draw Term Loan		04/15/2025		85,975	(860)	(e)(h)(j)
Ardonagh Midco 3 PLC	Great Britain	1st Lien Term Loan	8.25% (6M GBP LIBOR + 7.50%)	07/14/2026		£1,521,885	1,963,773	(e)(f)(j)
Ardonagh Midco 3 PLC	Great Britain	1st Lien Term Loan	8.50% (6M EURIBOR + 7.50%)	07/14/2026		€193,893	227,331	(e)(f)(j)
Ardonagh Midco 3 PLC	Great Britain	1st Lien Delayed Draw Term Loan		07/14/2026		£323,155	—	(e)(h)(j)
ARM Funding 2019-1, LLC		1st Lien Revolver	8.95% (1M LIBOR + 7.95%)	02/29/2024		2,500,000	2,000,044	(e)(h)(j)
AssuredPartners, Inc.		1st Lien Term Loan	5.50% (1M LIBOR + 4.50%)	02/12/2027		1,072,083	1,067,173
Asurion, LLC		2nd Lien Term Loan	6.65% (1M LIBOR + 6.50%)	08/04/2025		904,684	904,874
Blackhawk Network Holdings Inc.		2nd Lien Term Loan	7.19% (1M LIBOR + 7.00%)	06/15/2026		150,000	135,375
Blackwood Bidco Limited	Great Britain	1st Lien Term Loan	7.80% (6M GBP LIBOR + 7.30%)	10/08/2026		£2,599,784	3,354,647	(e)(f)(g)(j)
Blackwood Bidco Limited	Great Britain	1st Lien Term Loan	8.55% (6M LIBOR + 7.30%)	10/08/2026		3,246,161	3,246,161	(e)(f)(g)(j)
Brookfield Property REIT Inc.		1st Lien Term Loan	3.15% (1M LIBOR + 3.00%)	08/28/2023		1,500,000	1,285,500	(e)
CabinCo Limited	Jersey	1st Lien Term Loan	7.50% (3M GBP LIBOR + 7.00%)	09/09/2025		£900,000	1,161,320	(e)(j)
CabinCo Limited	Jersey	1st Lien Delayed Draw Term Loan	7.50% (3M GBP LIBOR + 7.00%)	09/09/2025		£112,500	145,165	(e)(j)
Foundation Risk Partners, Corp.		1st Lien Revolver		11/10/2023		3,000	—	(e)(h)(j)
Foundation Risk Partners, Corp.		1st Lien Term Loan	5.75% (3M LIBOR + 4.75%)	11/10/2023		616,225	616,225	(e)(f)(j)

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Company	Country (a)	Investment	Interest	Maturity Date	Shares	Principal Amount		Fair Value (a)		Percentage of Net Assets
Foundation Risk Partners, Corp.		1st Lien Term Loan	5.75% (3M LIBOR + 4.75%)	11/10/2023			627,394	627,394	(e)(f)(j)
Foundation Risk Partners, Corp.		1st Lien Delayed Draw Term Loan	5.75% (3M LIBOR + 4.75%)	11/10/2023			139,089	139,089	(e)(f)(j)
Foundation Risk Partners, Corp.		1st Lien Delayed Draw Term Loan	5.75% (3M LIBOR + 4.75%)	11/10/2023			785,893	785,893	(e)(j)
Foundation Risk Partners, Corp.		1st Lien Delayed Draw Term Loan	5.75% (3M LIBOR + 4.75%)	11/10/2023			1,255,642	1,255,642	(e)(j)
Foundation Risk Partners, Corp.		1st Lien Delayed Draw Term Loan	5.75% (3M LIBOR + 4.75%)	11/10/2023			3,217,216	3,217,216	(e)(j)
Foundation Risk Partners, Corp.		2nd Lien Term Loan	9.50% (3M LIBOR + 8.50%)	11/10/2024			264,795	264,795	(e)(j)
Foundation Risk Partners, Corp.		2nd Lien Term Loan	9.50% (3M LIBOR + 8.50%)	11/10/2024			221,778	221,778	(e)(j)
Foundation Risk Partners, Corp.		2nd Lien Delayed Draw Term Loan	9.50% (3M LIBOR + 8.50%)	11/10/2024			292,900	292,900	(e)(j)
Foundation Risk Partners, Corp.		2nd Lien Delayed Draw Term Loan	9.50% (3M LIBOR + 8.50%)	11/10/2024			1,007,133	1,007,133	(e)(j)
Foundation Risk Partners, Corp.		2nd Lien Delayed Draw Term Loan	9.50% (3M LIBOR + 8.50%)	11/10/2024			720,610	83,867	(e)(h)(j)
Gulf Finance, LLC		1st Lien Term Loan	6.25% (1M LIBOR + 5.25%)	08/25/2023			296,492	208,285
Hammersmith Bidco Limited	Great Britain	1st Lien Term Loan	7.94% (1M GBP LIBOR + 7.44%)	09/02/2026			£4,112,437	5,306,507	(e)(f)(j)
Hammersmith Bidco Limited	Great Britain	1st Lien Delayed Draw Term Loan	7.94% (1M GBP LIBOR + 7.44%)	09/02/2026			£1,678,545	1,896,054	(e)(h)(j)
KREF Holdings X LLC		1st Lien Term Loan	5.75% (3M LIBOR + 4.75%)	09/01/2027			986,815	981,881	(e)
Leo Bidco Limited	Great Britain	1st Lien Term Loan	6.75% (6M GBP LIBOR + 6.00%)	03/30/2026			£500,000	645,178	(e)(f)(j)
London Acquisition Bidco B.V.	Netherlands	1st Lien Term Loan	7.00% (3M EURIBOR + 6.50%)	02/09/2026			€430,556	499,760	(e)(f)(j)
NxtGenPay Intressenter BidCo AB	Sweden	1st Lien Term Loan	6.75% (3M STIBOR + 6.75%)	06/30/2025		SEK	2,700,000	301,479	(e)(j)
NxtGenPay Intressenter BidCo AB	Sweden	1st Lien Term Loan	6.75% (3M STIBOR + 6.75%)	06/30/2025		SEK	5,500,000	614,124	(e)(j)
NxtGenPay Intressenter BidCo AB	Sweden	1st Lien Delayed Draw Term Loan		06/30/2025		SEK	1,800,000	—	(e)(h)(j)
Refinitiv US Holdings Inc.		1st Lien Term Loan	3.40% (1M LIBOR + 3.25%)	10/01/2025			1,989,873	1,968,204
Right Choice Holdings Limited	Great Britain	1st Lien Term Loan	7.25% (6M GBP LIBOR + 6.50%)	06/06/2024			£1,000,000	1,290,356	(e)(f)(j)
RSC Acquisition, Inc.		1st Lien Revolver		10/30/2026			1,000	(10)	(e)(h)(j)
RSC Acquisition, Inc.		1st Lien Term Loan	6.50% (1M LIBOR + 5.50%)	10/30/2026			2,183,808	2,161,970	(e)(f)(j)
RSC Acquisition, Inc.		1st Lien Term Loan	6.50% (1M LIBOR + 5.50%)	10/30/2026			899,278	890,285	(e)(j)

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Company	Country (a)	Investment	Interest	Maturity Date	Shares	Principal Amount		Fair Value (a)		Percentage of Net Assets
RSC Acquisition, Inc.		1st Lien Delayed Draw Term Loan		10/30/2026			134,941	(1,349)	(e)(h)(j)
Ryan Specialty Group, LLC		1st Lien Term Loan	4.00% (1M LIBOR + 3.25%)	09/01/2027			1,000,000	989,380
SaintMichelCo Limited	Great Britain	1st Lien Term Loan	7.50% (3M GBP LIBOR + 7.00%)	09/09/2025			£1,500,000	1,935,534	(e)(j)
SaintMichelCo Limited	Great Britain	1st Lien Delayed Draw Term Loan	7.50% (3M GBP LIBOR + 7.00%)	09/09/2025			£187,500	129,036	(e)(h)(j)
SCM Insurance Services Inc.	Canada	1st Lien Revolver	6.45% (CAD PRIME + 4.00%)	08/29/2022		CAD	1,000	103	(e)(h)(j)
SCM Insurance Services Inc.	Canada	1st Lien Term Loan	6.00% (1M CDOR + 5.00%)	08/29/2024		CAD	121,563	88,555	(e)(f)(j)
SCM Insurance Services Inc.	Canada	2nd Lien Term Loan	10.00% (1M CDOR + 9.00%)	03/01/2025		CAD	125,000	91,059	(e)(j)
Sedgwick Claims Management Services, Inc.		1st Lien Term Loan	3.40% (1M LIBOR + 3.25%)	12/31/2025			2,867,608	2,761,879
SelectQuote, Inc.		1st Lien Term Loan	7.00% (1M LIBOR + 6.00%)	11/05/2024			779,213	779,213	(e)(j)
SG Acquisition, Inc.		1st Lien Term Loan	5.89% (1M LIBOR + 5.75%)	01/27/2027			3,114,659	3,114,659	(e)(f)(j)
Staysure Bidco Limited	Great Britain	1st Lien Term Loan	7.75% (3M GBP LIBOR + 7.00%)	07/01/2025			£1,000,000	1,238,742	(e)(j)
Symbol Bidco I Limited	Great Britain	1st Lien Term Loan	7.00% (3M GBP LIBOR + 6.50%)	02/22/2027			£571,429	737,347	(e)(f)(j)
Symbol Bidco I Limited	Great Britain	1st Lien Delayed Draw Term Loan		12/21/2026			£428,571	—	(e)(h)(j)
TA/WEG Holdings, LLC		1st Lien Revolver		10/02/2025			301,041	—	(e)(h)(j)
TA/WEG Holdings, LLC		1st Lien Term Loan	6.75% (12M LIBOR + 5.75%)	10/02/2025			3,529,018	3,529,018	(e)(f)(j)
TA/WEG Holdings, LLC		1st Lien Delayed Draw Term Loan	6.75% (12M LIBOR + 5.75%)	10/02/2025			2,186,145	1,008,007	(e)(h)(j)
Tempo Acquisition, LLC		1st Lien Term Loan	3.75% (1M LIBOR + 3.25%)	11/02/2026			1,326,237	1,284,382
The Ultimus Group Midco, LLC		1st Lien Revolver	5.50% (3M LIBOR + 4.50%)	02/01/2024			396,226	210,566	(e)(h)(j)
The Ultimus Group Midco, LLC		1st Lien Term Loan	5.50% (3M LIBOR + 4.50%)	02/01/2026			2,571,226	2,468,377	(e)(f)(j)
The Ultimus Group Midco, LLC		1st Lien Term Loan	5.50% (3M LIBOR + 4.50%)	02/01/2026			609,989	585,589	(e)(j)
Toscafund Limited	Great Britain	1st Lien Term Loan	8.25% (6M GBP LIBOR + 7.50%)	04/02/2025			£4,206,000	5,427,237	(e)(f)(j)
True Potential LLP	Great Britain	1st Lien Term Loan	7.90% (6M GBP LIBOR + 7.17%)	10/16/2026			£8,112,754	10,468,340	(e)(f)(j)
True Potential LLP	Great Britain	1st Lien Delayed Draw Term Loan	7.67% (3M GBP LIBOR + 7.17%)	10/16/2026			£1,943,174	2,045,312	(e)(h)(j)
USI, Inc.		1st Lien Term Loan	4.22% (3M LIBOR + 4.00%)	12/02/2026			496,250	490,459
								95,171,117		11.94%

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Company	Country (a)	Investment	Interest	Maturity Date	Shares	Principal Amount		Fair Value (a)		Percentage of Net Assets
Beverage, Food & Tobacco
CC Fly Holding II A/S	Denmark	1st Lien Term Loan	8.00% (3M CIBOR + 7.50%)	05/09/2025		DKK	2,500,000	374,022	(e)(f)(j)
CC Fly Holding II A/S	Denmark	1st Lien Term Loan	8.00% (3M NIBOR + 7.50%)	05/09/2025		DKK	2,500,000	374,022	(e)(f)(j)
CC Fly Holding II A/S	Denmark	1st Lien Term Loan	8.00% (3M CIBOR + 7.50%)	05/09/2025		DKK	520,833	77,921	(e)(f)(j)
CC Fly Holding II A/S	Denmark	1st Lien Term Loan	8.00% (3M NIBOR + 7.50%)	05/09/2025		DKK	520,833	77,921	(e)(f)(j)
CC Fly Holding II A/S	Denmark	1st Lien Term Loan	8.00% (3M CIBOR + 7.50%)	05/09/2025		DKK	1,041,666	155,842	(e)(f)(j)
CHG PPC Parent LLC		2nd Lien Term Loan	7.90% (1M LIBOR + 7.75%)	03/30/2026			2,000,000	2,000,000	(e)(f)(j)
CHG PPC Parent LLC		2nd Lien Term Loan	7.66% (1M LIBOR + 7.50%)	03/30/2026			1,000,000	1,000,000	(e)(f)(j)
Chobani LLC		1st Lien Term Loan	4.50% (1M LIBOR + 3.50%)	10/10/2023			4,333,910	4,279,736
Ferraro Fine Foods Corp.		1st Lien Revolver		05/09/2023			1,000	—	(e)(h)(j)
Ferraro Fine Foods Corp.		1st Lien Term Loan	5.25% (6M LIBOR + 4.25%)	05/09/2024			981,518	981,517	(e)(f)(j)
Ferraro Fine Foods Corp.		1st Lien Term Loan	5.25% (6M LIBOR + 4.25%)	05/09/2024			296,600	296,599	(e)(f)(j)
Ferraro Fine Foods Corp.		1st Lien Term Loan	5.25% (6M LIBOR + 4.25%)	05/09/2024			53,980	53,980	(e)(j)
GPM Investments, LLC		1st Lien Term Loan	6.25% (3M LIBOR + 4.75%)	03/01/2027			8,475,144	8,475,144	(e)(f)(j)
GPM Investments, LLC		1st Lien Delayed Draw Term Loan		03/01/2027			3,312,452	—	(e)(h)(j)
Hometown Food Company		1st Lien Revolver	6.25% (3M LIBOR + 5.00%)	08/31/2023			1,000	267	(e)(h)(j)
Hometown Food Company		1st Lien Term Loan	6.25% (1M LIBOR + 5.00%)	08/31/2023			1,370,342	1,370,342	(e)(f)(j)
IRB Holding Corp.		1st Lien Term Loan	3.75% (6M LIBOR + 2.75%)	02/05/2025			2,186,842	2,084,476
Jim N Nicks Management LLC		1st Lien Revolver	6.25% (3M LIBOR + 5.25%)	07/10/2023			1,004	904	(e)(j)
Jim N Nicks Management LLC		1st Lien Term Loan	6.25% (3M LIBOR + 5.25%)	07/10/2023			48,570	43,713	(e)(f)(j)
Portillo's Holdings, LLC		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	09/06/2024			548,049	548,049	(e)(i)(j)
Portillo's Holdings, LLC		2nd Lien Term Loan	10.75% (3M LIBOR + 9.50%)	12/06/2024			2,465,616	2,465,616	(e)(j)
Reddy Ice Holdings, Inc.		1st Lien Revolver		07/01/2024			955,102	(47,755)	(e)(h)(j)
Reddy Ice Holdings, Inc.		1st Lien Term Loan	7.20% (6M LIBOR + 6.00%)	07/01/2025			7,375,298	7,006,533	(e)(f)(j)

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Company	Country (a)	Investment	Interest	Maturity Date	Shares	Principal Amount		Fair Value (a)		Percentage of Net Assets
Reddy Ice Holdings, Inc.		1st Lien Delayed Draw Term Loan	7.20% (6M LIBOR + 6.00%)	07/01/2025			951,449	435,876	(e)(h)(j)
SFE Intermediate HoldCo LLC		1st Lien Term Loan	6.25% (3M LIBOR + 5.25%)	07/31/2024			235,102	235,102	(e)(f)(j)
SFE Intermediate HoldCo LLC		1st Lien Term Loan	6.25% (3M LIBOR + 5.25%)	07/31/2024			1,904,098	1,904,098	(e)(f)(j)
								34,193,925		4.29%
Capital Equipment
Avantor Funding, Inc.		1st Lien Term Loan	3.25% (1M LIBOR + 2.25%)	11/21/2024			2,256,352	2,223,454
Blue Angel Buyer 1, LLC		1st Lien Revolver		01/02/2025			321,199	—	(e)(h)(j)
Blue Angel Buyer 1, LLC		1st Lien Term Loan	5.00% (6M LIBOR + 4.00%)	01/02/2026			2,010,948	2,010,947	(e)(f)(j)
Blue Angel Buyer 1, LLC		1st Lien Term Loan	5.25% (6M LIBOR + 4.25%)	01/02/2026			1,113,930	1,113,930	(e)(f)(j)
Blue Angel Buyer 1, LLC		1st Lien Delayed Draw Term Loan	4.00% (6M LIBOR + 3.00%)	01/02/2026			640,850	281,107	(e)(h)(j)
Dynacast International LLC		1st Lien Term Loan	4.25% (3M LIBOR + 3.25%)	01/28/2022			2,020,219	1,809,773	(e)
Flow Control Solutions, Inc.		1st Lien Revolver		11/21/2024			372,825	—	(e)(h)(j)
Flow Control Solutions, Inc.		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	11/21/2024			1,284,427	1,284,427	(e)(f)(j)
Flow Control Solutions, Inc.		1st Lien Delayed Draw Term Loan	6.75% (3M LIBOR + 5.75%)	11/21/2024			1,603,597	606,462	(e)(h)(j)
IMIA Holdings, Inc.		1st Lien Revolver		10/27/2025			408,163	—	(e)(h)(j)
IMIA Holdings, Inc.		1st Lien Term Loan	5.50% (3M LIBOR + 4.50%)	10/27/2025			2,517,932	2,517,932	(e)(f)(j)
Vertical Midco GmbH	Germany	1st Lien Term Loan		07/30/2027			2,000,000	1,981,080	(i)
Welbilt, Inc.		1st Lien Term Loan	2.65% (1M LIBOR + 2.50%)	10/23/2025			1,902,256	1,726,887
								15,555,999		1.95%
Chemicals, Plastics & Rubber
Atlas Intermediate III L.L.C.		1st Lien Revolver	6.75% (2M LIBOR + 5.75%)	04/29/2025			226,621	63,454	(e)(h)(j)
Atlas Intermediate III L.L.C.		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	04/29/2025			1,147,140	1,124,197	(e)(f)(j)
DCG Acquisition Corp.		1st Lien Term Loan	4.65% (1M LIBOR + 4.50%)	09/30/2026			2,146,384	2,065,895
Laboratories Bidco LLC		1st Lien Revolver		06/25/2024			513,489	—	(e)(h)(j)
Laboratories Bidco LLC		1st Lien Term Loan	6.75% (2M LIBOR + 5.75%)	06/25/2024			1,911,547	1,911,547	(e)(f)(j)
Laboratories Bidco LLC		1st Lien Term Loan	7.00% (2M CDOR + 6.00%)	06/25/2024		CAD	1,793,251	1,346,739	(e)(f)(j)
Laboratories Bidco LLC		1st Lien Term Loan	6.75% (2M LIBOR + 5.75%)	06/25/2024			586,955	586,955	(e)(f)(j)

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Company	Country (a)	Investment	Interest	Maturity Date	Shares	Principal Amount		Fair Value (a)		Percentage of Net Assets
Plaskolite PPC Intermediate II LLC		1st Lien Term Loan	5.25% (6M LIBOR + 4.25%)	12/15/2025			985	985	(e)(j)
Plaskolite PPC Intermediate II LLC		2nd Lien Term Loan	8.75% (3M LIBOR + 7.75%)	12/14/2026			3,000,000	3,000,000	(e)(f)(j)
SCIH Salt Holdings Inc.		1st Lien Term Loan	5.50% (3M LIBOR + 4.50%)	03/16/2027			686,884	685,167	(i)
Trident TPI Holdings, Inc.		1st Lien Term Loan	4.00% (3M LIBOR + 3.00%)	10/17/2024			689,681	671,577
								11,456,516		1.44%
Construction & Building
EISG Bidco AB	Sweden	1st Lien Term Loan	7.50% (3M STIBOR + 7.50%)	06/30/2026		SEK	21,000,000	2,344,837	(e)(f)(j)
EISG Bidco AB	Sweden	1st Lien Delayed Draw Term Loan		06/30/2026		SEK	4,000,000	—	(e)(h)(j)
Kene Acquisition, Inc.		1st Lien Revolver		08/08/2024			675,812	(13,516)	(e)(h)(j)
Kene Acquisition, Inc.		1st Lien Term Loan	5.25% (3M LIBOR + 4.25%)	08/10/2026			2,884,584	2,826,893	(e)(f)(j)
Kene Acquisition, Inc.		1st Lien Delayed Draw Term Loan	5.25% (3M LIBOR + 4.25%)	08/10/2026			631,024	469,808	(e)(h)(j)
Wilsonart LLC		1st Lien Term Loan	4.25% (3M LIBOR + 3.25%)	12/19/2023			3,621,154	3,584,942	(i)
								9,212,964		1.16%
Consumer goods: Durable
AI Aqua Merger Sub, Inc.		1st Lien Term Loan	4.25% (1M LIBOR + 3.25%)	12/13/2023			1,974,425	1,925,064
AI Aqua Merger Sub, Inc.		1st Lien Term Loan	5.25% (3M LIBOR + 4.25%)	12/13/2023			2,481,250	2,444,031	(e)
AI Aqua Merger Sub, Inc.		1st Lien Term Loan	6.25% (1M LIBOR + 5.25%)	12/13/2023			1,940,000	1,940,000	(e)(j)
DecoPac, Inc.		1st Lien Revolver		09/29/2023			1,000	—	(e)(h)(j)
DecoPac, Inc.		1st Lien Term Loan	5.25% (3M LIBOR + 4.25%)	09/30/2024			478,791	478,790	(e)(f)(j)
DRS Holdings III, Inc.		1st Lien Revolver		11/01/2025			1,000	(40)	(e)(h)(j)
DRS Holdings III, Inc.		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	11/01/2025			2,016,526	1,935,865	(e)(f)(j)
Kronos Acquisition Intermediate Inc.		1st Lien Term Loan	5.00% (3M LIBOR + 4.00%)	05/15/2023			536,212	532,073	(i)
LBM Borrower, LLC		1st Lien Term Loan	4.75% (1M LIBOR + 3.75%)	08/19/2022			958,656	957,698	(i)
Star US Bidco LLC		1st Lien Term Loan	5.25% (1M LIBOR + 4.25%)	03/17/2027			3,620,670	3,433,590
								13,647,071		1.71%
Consumer goods: Non-durable
Movati Athletic Group, Inc.	Canada	1st Lien Term Loan	7.50% (3M CDOR + 6.00%)	10/05/2022		CAD	239,915	172,970	(e)(f)(j)

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Company	Country (a)	Investment	Interest	Maturity Date	Shares	Principal Amount		Fair Value (a)		Percentage of Net Assets
Movati Athletic Group, Inc.	Canada	1st Lien Delayed Draw Term Loan	7.50% (3M CDOR + 6.00%)	10/05/2022		CAD	251,476	123,154	(e)(h)(j)
								296,124		0.04%
Containers, Packaging & Glass
Anchor Packaging, LLC		1st Lien Term Loan	3.90% (1M LIBOR + 3.75%)	07/18/2026			3,172,558	3,124,970
BWAY Holding Company		1st Lien Term Loan	3.52% (3M LIBOR + 3.25%)	04/03/2024			2,755,653	2,581,716
Charter NEX U.S., Inc.		1st Lien Term Loan	3.75% (1M LIBOR + 2.75%)	05/16/2024			313,658	305,556
Charter NEX U.S., Inc.		1st Lien Term Loan	3.75% (1M LIBOR + 2.75%)	05/16/2024			1,436	1,399
IntraPac Canada Corporation	Canada	1st Lien Term Loan	5.97% (3M LIBOR + 5.75%)	01/11/2026			804,546	780,410	(e)(f)(j)
IntraPac International LLC		1st Lien Revolver	5.97% (3M LIBOR + 5.75%)	01/11/2025			415,407	154,739	(e)(h)(j)
IntraPac International LLC		1st Lien Term Loan	5.97% (3M LIBOR + 5.75%)	01/11/2026			1,578,916	1,531,548	(e)(f)(j)
Pregis TopCo LLC		1st Lien Term Loan	3.90% (1M LIBOR + 3.75%)	07/31/2026			2,924,953	2,879,617
Reynolds Group Holdings Inc.		1st Lien Term Loan	5.00% (PRIME + 1.75%)	02/05/2023			959,952	947,118
Ring Container Technologies Group, LLC		1st Lien Term Loan	2.90% (1M LIBOR + 2.75%)	10/31/2024			1,470,832	1,429,163
Tank Holding Corp.		1st Lien Term Loan	3.65% (1M LIBOR + 3.50%)	03/26/2026			4,444,368	4,383,258
								18,119,494		2.27%
Energy: Oil & Gas
Birch Permian, LLC		2nd Lien Term Loan	9.50% (3M LIBOR + 8.00%)	04/12/2023			6,981,049	5,445,218	(e)(j)
Cheyenne Petroleum Co., LP		2nd Lien Term Loan	10.50% (3M LIBOR + 8.50%)	01/10/2024			7,244,000	5,650,320	(e)(j)
Penn Virginia Holding Corp.		2nd Lien Term Loan	8.00% (1M LIBOR + 7.00%)	09/29/2022			500,000	370,000	(e)(j)
Sundance Energy, Inc.		2nd Lien Term Loan		04/23/2023			1,005,111	743,782	(e)(j)(k)
Traverse Midstream Partners LLC		1st Lien Term Loan	5.00% (1M LIBOR + 4.00%)	09/27/2024			248,731	227,900	(e)
								12,437,220		1.56%
Environmental Industries
Core & Main LP		1st Lien Term Loan	3.75% (6M LIBOR + 2.75%)	08/01/2024			4,035,229	3,945,688
GFL Enviromental Inc.	Canada	1st Lien Term Loan	4.00% (3M LIBOR + 3.00%)	05/30/2025			2,501,452	2,487,694
Restaurant Technologies, Inc.		1st Lien Term Loan	3.40% (1M LIBOR + 3.25%)	10/01/2025			1,451,228	1,387,736

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Company	Country (a)	Investment	Interest	Maturity Date	Shares	Principal Amount	Fair Value (a)		Percentage of Net Assets
Restaurant Technologies, Inc.		1st Lien Term Loan	7.25% (1M LIBOR + 6.25%)	10/01/2025		250,000	250,000	(e)(j)
VLS Recovery Services, LLC		1st Lien Revolver		10/17/2023		1,000	—	(e)(h)(j)
VLS Recovery Services, LLC		1st Lien Term Loan	7.00% (2M LIBOR + 6.00%)	10/17/2023		259,166	259,166	(e)(f)(j)
VLS Recovery Services, LLC		1st Lien Term Loan	7.00% (2M LIBOR + 6.00%)	10/17/2023		727,634	727,634	(e)(f)(j)
VLS Recovery Services, LLC		1st Lien Delayed Draw Term Loan	7.00% (2M LIBOR + 6.00%)	10/17/2023		43,580	43,580	(e)(f)(j)
VLS Recovery Services, LLC		1st Lien Delayed Draw Term Loan	7.00% (2M LIBOR + 6.00%)	10/17/2023		89,332	89,332	(e)(j)
VLS Recovery Services, LLC		1st Lien Delayed Draw Term Loan		10/17/2023		1,070,365	—	(e)(h)(j)
							9,190,830		1.15%
Healthcare & Pharmaceuticals
Air Medical Group Holdings Inc		1st Lien Term Loan	4.25% (6M LIBOR + 3.25%)	04/28/2022		3,482,097	3,469,596
Athenahealth, Inc.		1st Lien Revolver		02/12/2024		232,108	—	(e)(h)(j)
Athenahealth, Inc.		1st Lien Term Loan	4.75% (3M LIBOR + 4.50%)	02/11/2026		228,222	228,222	(e)(f)(j)
Athenahealth, Inc.		2nd Lien Term Loan	8.75% (3M LIBOR + 8.50%)	02/11/2027		2,187,621	2,187,621	(e)(f)(j)
Bearcat Buyer, Inc.		1st Lien Revolver		07/09/2024		580,465	—	(e)(h)(j)
Bearcat Buyer, Inc.		1st Lien Term Loan	5.25% (3M LIBOR + 4.25%)	07/09/2026		4,884,614	4,884,614	(e)(f)(j)
Bearcat Buyer, Inc.		1st Lien Term Loan	5.25% (3M LIBOR + 4.25%)	07/09/2026		826,410	826,410	(e)(f)(j)
Bearcat Buyer, Inc.		1st Lien Delayed Draw Term Loan	5.25% (3M LIBOR + 4.25%)	07/09/2026		1,012,578	320,373	(e)(h)(j)
Bearcat Buyer, Inc.		2nd Lien Term Loan	9.25% (3M LIBOR + 8.25%)	07/09/2027		617,308	617,308	(e)(j)
Bearcat Buyer, Inc.		2nd Lien Term Loan	9.25% (3M LIBOR + 8.25%)	07/09/2027		2,249,302	2,249,302	(e)(f)(j)
Bearcat Buyer, Inc.		2nd Lien Delayed Draw Term Loan	9.25% (3M LIBOR + 8.25%)	07/09/2027		580,465	184,298	(e)(h)(j)
Cambrex Corporation		1st Lien Term Loan	6.00% (1M LIBOR + 5.00%)	12/04/2026		3,473,750	3,482,434	(e)
CEP V I 5 UK Limited	Great Britain	1st Lien Term Loan	7.27% (3M LIBOR + 7.00%)	02/18/2027		26,653,846	26,653,846	(e)(f)(j)
CEP V I 5 UK Limited	Great Britain	1st Lien Delayed Draw Term Loan		02/18/2027		6,346,154	—	(e)(h)(j)
Change Healthcare Holdings LLC		1st Lien Term Loan	3.50% (3M LIBOR + 2.50%)	03/01/2024		800,741	782,852
Comprehensive EyeCare Partners, LLC		1st Lien Revolver	6.00% (3M LIBOR + 4.75%)	02/14/2024		1,000	865	(e)(h)(j)

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Company	Country (a)	Investment	Interest	Maturity Date	Shares	Principal Amount	Fair Value (a)		Percentage of Net Assets
Comprehensive EyeCare Partners, LLC		1st Lien Term Loan	6.00% (3M LIBOR + 4.75%)	02/14/2024		562,465	534,342	(e)(f)(j)
Comprehensive EyeCare Partners, LLC		1st Lien Delayed Draw Term Loan	7.00% (PRIME + 3.75%)	02/14/2024		418,504	318,785	(e)(h)(j)
Convey Health Solutions, Inc.		1st Lien Term Loan	10.00% (3M LIBOR + 9.00%)	09/04/2026		367,428	367,428	(e)(f)(j)
Convey Health Solutions, Inc.		1st Lien Term Loan	6.25% (3M LIBOR + 5.25%)	09/04/2026		3,127,797	3,127,797	(e)(f)(j)
CPI Holdco, LLC		1st Lien Revolver		11/04/2024		3,435,381	(12,883)	(e)(h)(j)
CVP Holdco, Inc.		1st Lien Revolver		10/31/2024		326,487	(3,265)	(e)(h)(j)
CVP Holdco, Inc.		1st Lien Term Loan	6.75% (6M LIBOR + 5.75%)	10/31/2025		3,470,941	3,436,232	(e)(f)(j)
CVP Holdco, Inc.		1st Lien Delayed Draw Term Loan	6.75% (6M LIBOR + 5.75%)	10/31/2025		2,659,225	1,222,723	(e)(h)(j)
Da Vinci Purchaser Corp.		1st Lien Term Loan	5.00% (3M LIBOR + 4.00%)	01/08/2027		4,992,500	4,925,950	(i)
Emerus Holdings, Inc.		1st Lien Term Loan	14.00%	02/28/2022		18,696	18,696	(e)(g)(j)
Evolent Health LLC		1st Lien Term Loan	9.00% (3M LIBOR + 8.00%)	12/30/2024		5,277,288	5,118,970	(e)(j)
Evolent Health LLC		1st Lien Delayed Draw Term Loan		12/30/2024		3,518,192	(105,546)	(e)(h)(j)
Floss Bidco Limited	Great Britain	1st Lien Term Loan	8.50% (3M GBP LIBOR + 8.00%)	09/07/2026		£814,437	1,040,405	(e)(f)(g)(j)
Floss Bidco Limited	Great Britain	1st Lien Delayed Draw Term Loan	8.50% (3M GBP LIBOR + 8.00%)	09/07/2026		£1,196,652	321,234	(e)(g)(h)(j)
Global Medical Response Inc		1st Lien Term Loan		09/24/2025		580,843	567,228	(i)
Greatbatch Ltd.		1st Lien Term Loan	3.50% (1M LIBOR + 2.50%)	10/27/2022		884,099	881,058
Hanger, Inc.		1st Lien Term Loan	3.65% (1M LIBOR + 3.50%)	03/06/2025		2,984,694	2,958,578
JDC Healthcare Management, LLC		1st Lien Term Loan		04/10/2023		107,775	81,909	(e)(g)(j)(k)
Just Childcare Limited.	Great Britain	1st Lien Term Loan	7.75% (6M GBP LIBOR + 7.00%)	10/16/2026		£861,006	1,111,004	(e)(f)(j)
Just Childcare Limited.	Great Britain	1st Lien Delayed Draw Term Loan		10/16/2026		£426,945	—	(e)(h)(j)
Kedleston Schools Limited	Great Britain	1st Lien Term Loan	9.00% (3M GBP LIBOR + 8.00%)	05/31/2024		£1,000,000	1,290,356	(e)(f)(j)
LivaNova USA Inc.		1st Lien Term Loan	7.50% (3M LIBOR + 6.50%)	06/30/2025		1,033,465	1,002,461	(e)(f)(j)
MB2 Dental Solutions, LLC		1st Lien Revolver	7.50% (3M LIBOR + 6.50%)	09/29/2023		1,333	636	(e)(h)(j)
MB2 Dental Solutions, LLC		1st Lien Term Loan	7.50% (6M LIBOR + 6.50%)	09/29/2023		523,263	512,797	(e)(f)(j)
MB2 Dental Solutions, LLC		1st Lien Term Loan	7.50% (6M LIBOR + 6.50%)	09/29/2023		57,387	56,239	(e)(j)

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Company	Country (a)	Investment	Interest	Maturity Date	Shares	Principal Amount	Fair Value (a)		Percentage of Net Assets
MED ParentCo, LP		1st Lien Term Loan	4.40% (1M LIBOR + 4.25%)	08/31/2026		2,392,853	2,268,928
MED ParentCo, LP		1st Lien Delayed Draw Term Loan	4.40% (1M LIBOR + 4.25%)	08/31/2026		600,046	388,766	(h)
National Mentor Holdings, Inc.		1st Lien Term Loan	4.40% (1M LIBOR + 4.25%)	03/09/2026		99,860	98,321
National Mentor Holdings, Inc.		1st Lien Term Loan	4.40% (1M LIBOR + 4.25%)	03/09/2026		2,187,682	2,153,948
Nelipak European Holdings Cooperatief U.A.	Netherlands	1st Lien Revolver	4.50% (3M EURIBOR + 4.50%)	07/02/2024		€581,751	249,245	(e)(h)(j)
Nelipak European Holdings Cooperatief U.A.	Netherlands	1st Lien Term Loan	4.50% (6M EURIBOR + 4.50%)	07/02/2026		€816,217	918,700	(e)(f)(j)
Nelipak Holding Company		1st Lien Revolver	5.25% (6M LIBOR + 4.25%)	07/02/2024		604,780	338,677	(e)(h)(j)
Nelipak Holding Company		1st Lien Term Loan	5.25% (6M LIBOR + 4.25%)	07/02/2026		2,704,992	2,596,793	(e)(f)(j)
Nelipak Holding Company		1st Lien Term Loan	5.25% (6M LIBOR + 4.25%)	07/02/2026		301,696	289,628	(e)(f)(j)
North American Science Associates, Inc.		1st Lien Revolver		09/15/2025		705,744	(17,643)	(e)(h)(j)
North American Science Associates, Inc.		1st Lien Term Loan	7.25% (3M LIBOR + 6.25%)	09/15/2026		5,814,888	5,756,739	(e)(f)(j)
North American Science Associates, Inc.		1st Lien Delayed Draw Term Loan		09/15/2026		1,016,589	(10,166)	(e)(h)(j)
NueHealth Performance, LLC		1st Lien Revolver		09/27/2023		1,000	(10)	(e)(h)(j)
NueHealth Performance, LLC		1st Lien Term Loan	8.25% (1M LIBOR + 7.25%)	09/27/2023		1,927,243	1,907,970	(e)(f)(j)
NueHealth Performance, LLC		1st Lien Term Loan	8.25% (1M LIBOR + 7.25%)	09/27/2023		244,574	242,129	(e)(j)
NueHealth Performance, LLC		1st Lien Delayed Draw Term Loan	8.25% (1M LIBOR + 7.25%)	09/27/2023		289,084	286,193	(e)(f)(j)
Olympia Acquisition, Inc.		1st Lien Revolver	6.50% (3M LIBOR + 5.50%)	09/24/2024		640,539	533,782	(e)(h)(j)
Olympia Acquisition, Inc.		1st Lien Term Loan	6.50% (1M LIBOR + 5.50%)	09/24/2026		2,520,955	2,268,859	(e)(f)(j)
Olympia Acquisition, Inc.		1st Lien Delayed Draw Term Loan		09/24/2026		2,425,161	(242,516)	(e)(h)(j)
OMH-HealthEdge Holdings, LLC		1st Lien Revolver		10/24/2024		1,000	—	(e)(h)(j)
OMH-HealthEdge Holdings, LLC		1st Lien Term Loan	6.50% (6M LIBOR + 5.50%)	10/24/2025		1,423,600	1,423,600	(e)(f)(j)
Option Care Health Inc		1st Lien Term Loan	4.65% (1M LIBOR + 4.50%)	08/06/2026		6,259,970	6,192,174
Ortho-Clinical Diagnostics, Inc.		1st Lien Term Loan	3.41% (1M LIBOR + 3.25%)	06/30/2025		3,568,829	3,410,016
PAKNK Netherlands Treasury B.V.	Netherlands	1st Lien Term Loan	4.50% (6M EURIBOR + 4.50%)	07/02/2026		€5,334,513	6,004,306	(e)(f)(j)

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Company	Country (a)	Investment	Interest	Maturity Date	Shares	Principal Amount	Fair Value (a)		Percentage of Net Assets
PetVet Care Centers, LLC		1st Lien Delayed Draw Term Loan	5.25% (1M LIBOR + 4.25%)	02/14/2025		3,291,255	3,291,255	(e)(f)(j)
Premise Health Holding Corp.		1st Lien Revolver	3.52% (3M LIBOR + 3.25%)	07/10/2023		1,000	553	(e)(h)(j)
Premise Health Holding Corp.		1st Lien Term Loan	3.72% (3M LIBOR + 3.50%)	07/10/2025		13,619	13,211	(e)(f)(j)
Premise Health Holding Corp.		2nd Lien Term Loan	7.72% (3M LIBOR + 7.50%)	07/10/2026		2,000,000	1,960,000	(e)(f)(j)
PROTON JVCO S.A R.L.	Luxembourg	1st Lien Delayed Draw Term Loan		08/14/2026		€1,666,667	—	(e)(f)(h)(j)
PROTON JVCO S.A R.L.	Luxembourg	1st Lien Delayed Draw Term Loan		08/14/2026		€833,333	—	(e)(h)(j)
ProVation Medical, Inc.		1st Lien Term Loan	7.15% (1M LIBOR + 7.00%)	03/08/2024		975,000	965,250	(e)(f)(j)
ProVation Medical, Inc.		1st Lien Term Loan	8.00% (1M LIBOR + 7.00%)	03/08/2024		235,435	235,435	(e)(f)(j)
RegionalCare Hospital Partners Holdings, Inc.		1st Lien Term Loan	3.90% (1M LIBOR + 3.75%)	11/16/2025		2,865,657	2,779,687
SCSG EA Acquisition Company, Inc.		1st Lien Revolver		09/01/2022		1,000	(10)	(e)(h)(j)
SCSG EA Acquisition Company, Inc.		1st Lien Term Loan	4.50% (3M LIBOR + 3.50%)	09/01/2023		339,403	336,008	(e)(f)(j)
SiroMed Physician Services, Inc.		1st Lien Revolver		03/26/2024		1,000	(110)	(e)(h)(j)
SiroMed Physician Services, Inc.		1st Lien Term Loan	5.75% (3M LIBOR + 4.75%)	03/26/2024		793,789	706,472	(e)(f)(j)
Sotera Health Holdings, LLC		1st Lien Term Loan	5.50% (3M LIBOR + 4.50%)	12/11/2026		6,005,036	5,975,010
Team Health Holdings, Inc.		1st Lien Term Loan	3.75% (1M LIBOR + 2.75%)	02/06/2024		1,492,268	1,247,700
Teligent, Inc.		1st Lien Revolver		06/13/2024		1,100	758	(e)(h)(j)(k)
Teligent, Inc.		2nd Lien Term Loan		06/13/2024		1,322,395	1,031,468	(e)(g)(j)(k)
Teligent, Inc.		2nd Lien Delayed Draw Term Loan		06/13/2024		737,828	575,506	(e)(g)(j)(k)
TerSera Therapeutics LLC		1st Lien Term Loan	6.60% (3M LIBOR + 5.60%)	03/30/2025		48,250	48,250	(e)(f)(j)
Theranest, LLC		1st Lien Delayed Draw Term Loan		07/23/2023		1,003,853	(25,096)	(e)(h)(j)
United Digestive MSO Parent, LLC		1st Lien Revolver	5.00% (3M LIBOR + 4.00%)	12/14/2023		511,364	340,909	(e)(h)(j)
United Digestive MSO Parent, LLC		1st Lien Term Loan	5.00% (3M LIBOR + 4.00%)	12/16/2024		1,440,256	1,440,256	(e)(f)(j)
United Digestive MSO Parent, LLC		1st Lien Delayed Draw Term Loan	5.00% (3M LIBOR + 4.00%)	12/16/2024		1,022,727	282,954	(e)(h)(j)
WSHP FC Acquisition LLC		1st Lien Revolver	7.25% (6M LIBOR + 6.25%)	03/30/2024		88,719	21,292	(e)(h)(j)
WSHP FC Acquisition LLC		1st Lien Term Loan	7.25% (6M LIBOR + 6.25%)	03/30/2024		594,991	594,991	(e)(f)(j)

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Company	Country (a)	Investment	Interest	Maturity Date	Shares	Principal Amount	Fair Value (a)		Percentage of Net Assets
WSHP FC Acquisition LLC		1st Lien Term Loan	7.25% (6M LIBOR + 6.25%)	03/30/2024		806,090	806,090	(e)(f)(j)
WSHP FC Acquisition LLC		1st Lien Term Loan	7.25% (6M LIBOR + 6.25%)	03/30/2024		873,333	873,333	(e)(f)(j)
WSHP FC Acquisition LLC		1st Lien Term Loan	7.25% (6M LIBOR + 6.25%)	03/30/2024		555,789	555,789	(e)(f)(j)
WSHP FC Acquisition LLC		1st Lien Delayed Draw Term Loan	7.25% (6M LIBOR + 6.25%)	03/30/2024		1,102,778	1,102,778	(e)(j)
WSHP FC Acquisition LLC		1st Lien Delayed Draw Term Loan		03/30/2024		350,877	—	(e)(h)(j)
WSHP FC Acquisition LLC		1st Lien Delayed Draw Term Loan	7.25% (6M LIBOR + 6.25%)	03/30/2024		168,814	168,814	(e)(f)(j)
							137,047,867		17.19%
High Tech Industries
Anaqua Parent Holdings, Inc.		1st Lien Revolver	6.25% (6M LIBOR + 5.25%)	10/08/2025		230,769	76,923	(e)(h)(j)
Anaqua Parent Holdings, Inc.		1st Lien Term Loan	6.48% (6M LIBOR + 5.25%)	04/08/2026		1,823,077	1,823,077	(e)(f)(j)
Anaqua Parent Holdings, Inc.		1st Lien Term Loan	5.50% (6M EURIBOR + 5.50%)	04/10/2026		€673,717	789,903	(e)(j)
Applied Systems, Inc.		1st Lien Term Loan	4.25% (3M LIBOR + 3.25%)	09/19/2024		3,735,966	3,709,105	(i)
Applied Systems, Inc.		2nd Lien Term Loan	8.00% (3M LIBOR + 7.00%)	09/19/2025		1,000,000	1,010,420
Atlanta Bidco Limited	Great Britain	1st Lien Term Loan	7.75% (6M EURIBOR + 7.00%)	08/23/2024		€1,000,000	1,149,008	(e)(f)(j)
BY Crown Parent, LLC		1st Lien Term Loan	4.00% (1M LIBOR + 3.00%)	02/02/2026		1,799,715	1,774,969
Cority Software Inc.	Canada	1st Lien Revolver		07/02/2025		230,579	—	(e)(h)(j)
Cority Software Inc.	Canada	1st Lien Term Loan	6.25% (3M LIBOR + 5.25%)	07/02/2026		1,759,074	1,759,074	(e)(f)(j)
Creation Holdings Inc.		1st Lien Revolver	6.75% (1M LIBOR + 5.75%)	08/15/2024		544,813	256,063	(e)(h)(j)
Creation Holdings Inc.		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	08/15/2025		2,372,441	2,301,268	(e)(f)(j)
Creation Holdings Inc.		1st Lien Delayed Draw Term Loan	6.75% (3M LIBOR + 5.75%)	08/15/2025		447,079	433,667	(e)(j)
Cvent Inc.		1st Lien Term Loan	3.90% (1M LIBOR + 3.75%)	11/29/2024		2,747,087	2,474,329	(e)
Datix Bidco Limited	Great Britain	1st Lien Term Loan	5.36% (6M LIBOR + 4.50%)	04/28/2025		466,003	466,003	(e)(f)(j)
Datix Bidco Limited	Great Britain	1st Lien Term Loan	5.36% (6M LIBOR + 4.50%)	04/28/2025		1,000,000	1,000,000	(e)(f)(j)
Datix Bidco Limited	Great Britain	1st Lien Term Loan	5.36% (6M LIBOR + 4.50%)	04/28/2025		1,384,627	1,384,627	(e)(f)(j)
Diligent Corporation		1st Lien Revolver		08/04/2025		338,328	—	(e)(h)(j)

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Company	Country (a)	Investment	Interest	Maturity Date	Shares	Principal Amount	Fair Value (a)		Percentage of Net Assets
Diligent Corporation		1st Lien Term Loan	7.25% (3M LIBOR + 6.25%)	08/04/2025		3,097,503	3,020,065	(e)(f)(j)
Diligent Corporation		1st Lien Delayed Draw Term Loan		08/04/2025		876,889	—	(e)(h)(j)
Doxim Inc.		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	02/28/2024		714,286	714,286	(e)(f)(j)
Doxim Inc.		1st Lien Term Loan	9.00% (3M LIBOR + 8.00%)	02/28/2024		2,329,919	2,329,919	(e)(f)(j)
Doxim Inc.		1st Lien Delayed Draw Term Loan	7.00% (3M LIBOR + 6.00%)	02/28/2024		327,399	320,851	(e)(j)
DRB Holdings, LLC		1st Lien Revolver		10/06/2023		1,000	—	(e)(h)(j)
DRB Holdings, LLC		1st Lien Term Loan	6.50% (6M LIBOR + 5.50%)	10/06/2023		485,278	485,277	(e)(f)(j)
Drilling Info Holdings, Inc.		2nd Lien Term Loan	8.40% (1M LIBOR + 8.25%)	07/30/2026		8,077,000	7,673,150	(e)(f)(j)
Elemica Parent, Inc.		1st Lien Revolver	5.73% (3M LIBOR + 5.50%)	09/18/2025		478,712	330,311	(e)(h)(j)
Elemica Parent, Inc.		1st Lien Term Loan	5.73% (3M LIBOR + 5.50%)	09/18/2025		2,872,267	2,671,208	(e)(j)
Elemica Parent, Inc.		1st Lien Delayed Draw Term Loan		09/18/2025		561,538	(39,308)	(e)(h)(j)
Epicor Software Corporation		1st Lien Term Loan	5.25% (1M LIBOR + 4.25%)	07/30/2027		2,466,415	2,460,595
eResearch Technology, Inc.		2nd Lien Term Loan	8.50% (1M LIBOR + 8.00%)	02/04/2028		5,305,768	5,199,652	(e)(f)(j)
eResearch Technology, Inc.		2nd Lien Delayed Draw Term Loan		02/04/2028		1,343,232	(26,864)	(e)(h)(j)
Frontline Technologies Intermediate Holdings, LLC		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	09/18/2023		283,104	283,104	(e)(j)
Frontline Technologies Intermediate Holdings, LLC		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	09/18/2023		176,833	176,833	(e)(f)(j)
Frontline Technologies Intermediate Holdings, LLC		1st Lien Delayed Draw Term Loan	6.75% (3M LIBOR + 5.75%)	09/18/2023		56,578	56,578	(e)(j)
GlobalFoundries, Inc.		1st Lien Term Loan	5.00% (3M LIBOR + 4.75%)	06/05/2026		1,984,925	1,975,000	(e)
GraphPAD Software, LLC		1st Lien Revolver		12/21/2023		1,000	—	(e)(h)(j)
GraphPAD Software, LLC		1st Lien Term Loan	7.00% (12M LIBOR + 6.00%)	12/21/2023		1,586,819	1,586,819	(e)(f)(j)
Greeneden U.S. Holdings I, LLC		1st Lien Term Loan	3.40% (1M LIBOR + 3.25%)	12/01/2023		780,339	777,740
Huskies Parent, Inc.		1st Lien Term Loan	4.15% (1M LIBOR + 4.00%)	07/31/2026		2,722,032	2,705,019
Idera, Inc.		1st Lien Term Loan	5.00% (6M LIBOR + 4.00%)	06/28/2024		2,571,840	2,531,128
Infoblox Inc.		1st Lien Term Loan	4.65% (1M LIBOR + 4.50%)	11/07/2023		1,858,346	1,856,023
Informatica LLC		1st Lien Term Loan	3.40% (1M LIBOR + 3.25%)	02/25/2027		967,051	944,538

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Company	Country (a)	Investment	Interest	Maturity Date	Shares	Principal Amount	Fair Value (a)		Percentage of Net Assets
Informatica LLC		2nd Lien Term Loan	7.13%	02/25/2025		1,590,898	1,613,441
Invoice Cloud, Inc.		1st Lien Revolver		02/11/2024		255,319	—	(e)(h)(j)
Invoice Cloud, Inc.		1st Lien Term Loan	7.50% (3M LIBOR + 6.50%)	02/11/2024		2,682,376	2,682,376	(e)(g)(j)
Invoice Cloud, Inc.		1st Lien Delayed Draw Term Loan	7.50% (3M LIBOR + 6.50%)	02/11/2024		1,206,567	1,078,907	(e)(g)(h)(j)
IQS, Inc.		1st Lien Term Loan	6.25% (3M LIBOR + 5.25%)	07/02/2026		547,267	547,267	(e)(f)(j)
IQS, Inc.		1st Lien Term Loan	8.25% (1M LIBOR + 7.25%)	07/02/2026		140,726	140,726	(e)(f)(j)
IQS, Inc.		1st Lien Term Loan	6.25% (3M LIBOR + 5.25%)	07/02/2026		1,107,565	1,107,565	(e)(f)(j)
Ishtar Bidco Norway AS	Great Britain	1st Lien Term Loan	8.00% (6M GBP LIBOR + 7.25%)	11/26/2025		€1,000,000	1,290,356	(e)(f)(j)
MA FinanceCo., LLC		1st Lien Term Loan	5.25% (3M LIBOR + 4.25%)	06/05/2025		2,015,000	2,001,560
MH Sub I, LLC		1st Lien Term Loan	3.65% (1M LIBOR + 3.50%)	09/13/2024		4,532,965	4,402,642
MH Sub I, LLC		1st Lien Term Loan	4.75% (1M LIBOR + 3.75%)	09/13/2024		408,975	403,478
Micromeritics Instrument Corp.		1st Lien Revolver	6.00% (3M LIBOR + 5.00%)	12/18/2025		331,039	303,452	(e)(h)(j)
Micromeritics Instrument Corp.		1st Lien Term Loan	6.00% (3M LIBOR + 5.00%)	12/18/2025		2,619,271	2,488,307	(e)(f)(j)
Mitchell International, Inc.		1st Lien Term Loan	3.40% (1M LIBOR + 3.25%)	11/29/2024		2,564,339	2,446,020	(e)
MRI Software LLC		1st Lien Revolver		02/10/2026		507,673	(10,154)	(e)(h)(j)
MRI Software LLC		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	02/10/2026		5,510,939	5,400,720	(e)(f)(j)
MRI Software LLC		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	02/10/2026		997,569	977,618	(e)(j)
MRI Software LLC		1st Lien Delayed Draw Term Loan		02/10/2026		261,939	(5,239)	(e)(h)(j)
MRI Software LLC		1st Lien Delayed Draw Term Loan		02/10/2026		475,142	(9,503)	(e)(h)(j)
Oakley Ekomid Limited	Great Britain	1st Lien Term Loan	6.00% (3M EURIBOR + 5.75%)	06/23/2025		€750,000	879,342	(e)(j)
Oakley Ekomid Limited	Great Britain	1st Lien Delayed Draw Term Loan		06/23/2025		€750,000	—	(e)(h)(j)
PDI TA Holdings, Inc.		1st Lien Revolver	5.51% (12M LIBOR + 4.50%)	10/24/2024		205,023	149,667	(e)(h)(j)
PDI TA Holdings, Inc.		1st Lien Term Loan	5.51% (12M LIBOR + 4.50%)	10/24/2024		2,395,605	2,347,693	(e)(f)(j)
PDI TA Holdings, Inc.		2nd Lien Term Loan	9.52% (12M LIBOR + 8.50%)	10/24/2025		1,106,612	1,073,414	(e)(j)
Perforce Software, Inc.		1st Lien Term Loan	3.90% (1M LIBOR + 3.75%)	07/01/2026		1,456,132	1,427,009

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Company	Country (a)	Investment	Interest	Maturity Date	Shares	Principal Amount	Fair Value (a)		Percentage of Net Assets
Project Boost Purchaser, LLC		1st Lien Term Loan	3.65% (1M LIBOR + 3.50%)	06/01/2026		2,511,785	2,434,346
QF Holdings, Inc.		1st Lien Revolver		09/19/2024		1,000	—	(e)(h)(j)
QF Holdings, Inc.		1st Lien Term Loan	8.00% (6M LIBOR + 7.00%)	09/19/2024		1,312,663	1,312,663	(e)(j)
QF Holdings, Inc.		1st Lien Delayed Draw Term Loan		09/19/2024		262,533	—	(e)(h)(j)
QF Holdings, Inc.		1st Lien Delayed Draw Term Loan	8.00% (6M LIBOR + 7.00%)	09/19/2024		262,533	262,533	(e)(j)
Raptor Technologies, LLC		1st Lien Revolver		12/17/2023		500	(20)	(e)(h)(j)
Raptor Technologies, LLC		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	12/17/2024		1,925,630	1,848,605	(e)(f)(j)
Raptor Technologies, LLC		1st Lien Delayed Draw Term Loan	7.00% (3M LIBOR + 6.00%)	12/17/2024		1,027,519	614,129	(e)(h)(j)
Sophia, L.P.		1st Lien Term Loan	4.25% (1M LIBOR + 3.25%)	09/30/2022		3,216,028	3,199,272
Sophia, L.P.		1st Lien Term Loan		09/23/2027		1,193,743	1,185,088	(i)
SpareFoot, LLC		1st Lien Revolver	6.00% (3M LIBOR + 5.00%)	04/13/2023		1,000	829	(e)(h)(j)
SpareFoot, LLC		1st Lien Term Loan	6.00% (3M LIBOR + 5.00%)	04/13/2024		193,811	193,811	(e)(f)(j)
SpareFoot, LLC		1st Lien Term Loan	6.00% (3M LIBOR + 5.00%)	04/13/2024		96,905	96,905	(e)(f)(j)
SpareFoot, LLC		1st Lien Term Loan	6.00% (3M LIBOR + 5.00%)	04/13/2024		73,926	73,926	(e)(j)
SpareFoot, LLC		1st Lien Term Loan	6.00% (3M LIBOR + 5.00%)	04/13/2024		252,795	252,795	(e)(j)
SpareFoot, LLC		1st Lien Term Loan	6.00% (3M LIBOR + 5.00%)	04/13/2024		133,205	133,205	(e)(f)(j)
SpareFoot, LLC		1st Lien Term Loan	6.00% (3M LIBOR + 5.00%)	04/13/2024		699,300	699,300	(e)(f)(j)
SpareFoot, LLC		1st Lien Term Loan	6.00% (3M LIBOR + 5.00%)	04/13/2024		100,620	100,620	(e)(f)(j)
SpareFoot, LLC		2nd Lien Term Loan	10.25% (3M LIBOR + 9.25%)	04/13/2025		285,429	285,429	(e)(f)(j)
SpareFoot, LLC		2nd Lien Term Loan	10.25% (3M LIBOR + 9.25%)	04/13/2025		53,383	53,383	(e)(j)
SpareFoot, LLC		2nd Lien Term Loan	10.25% (3M LIBOR + 9.25%)	04/13/2025		195,750	195,750	(e)(f)(j)
SpareFoot, LLC		2nd Lien Term Loan	10.25% (3M LIBOR + 9.25%)	04/13/2025		59,527	59,527	(e)(f)(j)
SpareFoot, LLC		2nd Lien Term Loan	10.25% (3M LIBOR + 9.25%)	04/13/2025		119,054	119,054	(e)(f)(j)
Surf Holdings, LLC		2nd Lien Term Loan	9.00% (3M LIBOR + 8.00%)	03/06/2028		6,649,000	6,649,000	(e)(f)(j)
The Ultimate Software Group, Inc.		1st Lien Revolver		05/03/2024		1,000	—	(e)(h)(j)

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Company	Country (a)	Investment	Interest	Maturity Date	Shares		Principal Amount	Fair Value (a)		Percentage of Net Assets
The Ultimate Software Group, Inc.		2nd Lien Term Loan	8.15% (1M LIBOR + 8.00%)	05/03/2027			3,000,000	3,000,000	(e)(f)(j)
TIBCO Software Inc		1st Lien Term Loan	3.90% (1M LIBOR + 3.75%)	06/30/2026			4,314,854	4,201,589
TimeClock Plus, LLC		1st Lien Revolver		08/29/2025			458,311	—	(e)(h)(j)
TimeClock Plus, LLC		1st Lien Term Loan	6.25% (3M LIBOR + 5.25%)	08/28/2026			2,353,046	2,353,046	(e)(f)(j)
TimeClock Plus, LLC		1st Lien Delayed Draw Term Loan		08/28/2026			495,170	—	(e)(h)(j)
Visolit Finco AS	Norway	1st Lien Term Loan	6.28% (6M NIBOR + 6.00%)	07/02/2026		NOK	33,881,316	3,523,439	(e)(g)(j)
Visolit Finco AS	Norway	1st Lien Delayed Draw Term Loan		07/02/2026		NOK	11,180,680	(35,960)	(e)(h)(j)
Visual Edge Technology, Inc.		1st Lien Term Loan	8.50% (3M LIBOR + 7.00%)	08/31/2022			160,490	155,675	(e)(f)(g)(j)
Visual Edge Technology, Inc.		1st Lien Delayed Draw Term Loan	8.50% (3M LIBOR + 7.00%)	08/31/2022			1,969,038	1,909,967	(e)(f)(g)(j)
WebPT, Inc.		1st Lien Revolver	7.75% (3M LIBOR + 6.75%)	08/28/2024			216,015	101,527	(e)(h)(j)
WebPT, Inc.		1st Lien Term Loan	7.75% (3M LIBOR + 6.75%)	08/28/2024			2,041,641	1,980,392	(e)(j)
WebPT, Inc.		1st Lien Delayed Draw Term Loan		08/28/2024			255,205	(7,656)	(e)(h)(j)
Wildcat BuyerCo, Inc.		1st Lien Revolver		02/27/2026			173,410	—	(e)(h)(j)
Wildcat BuyerCo, Inc.		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	02/27/2026			2,053,015	2,053,015	(e)(f)(j)
Wildcat BuyerCo, Inc.		1st Lien Delayed Draw Term Loan	6.50% (3M LIBOR + 5.50%)	02/27/2026			1,078,828	391,050	(e)(h)(j)
								130,573,258		16.38%
Hotel, Gaming & Leisure
Aimbridge Acquisition Co., Inc.		2nd Lien Term Loan	7.66% (1M LIBOR + 7.50%)	02/01/2027			4,788,079	4,309,272	(e)(f)(j)
Caesars Resort Collection, LLC		1st Lien Term Loan	4.65% (1M LIBOR + 4.50%)	07/21/2025			2,132,299	2,060,633
Canopy Bidco Limited	Great Britain	1st Lien Term Loan	7.75% (3M GBP LIBOR + 7.25%)	12/18/2024			£508,764	630,227	(e)(f)(g)(j)
Canopy Bidco Limited	Great Britain	1st Lien Delayed Draw Term Loan	7.75% (3M GBP LIBOR + 7.25%)	12/18/2024			£502,262	143,509	(e)(f)(g)(h)(j)
Concert Golf Partners Holdco LLC		1st Lien Revolver		08/20/2025			764,512	(15,290)	(e)(h)(j)
Concert Golf Partners Holdco LLC		1st Lien Term Loan	5.50% (3M LIBOR + 4.50%)	08/20/2025			3,408,268	3,340,102	(e)(f)(j)
Concert Golf Partners Holdco LLC		1st Lien Delayed Draw Term Loan	5.50% (3M LIBOR + 4.50%)	08/20/2025			573,065	260,368	(e)(h)(j)
Equinox Holdings Inc.		1st Lien Term Loan	4.00% (3M LIBOR + 3.00%)	03/08/2024			2,606,203	1,990,826	(e)
Equinox Holdings Inc.		1st Lien Term Loan	10.00% (3M LIBOR + 9.00%)	03/08/2024			1,496,250	1,473,806

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Company	Country (a)	Investment	Interest	Maturity Date	Shares	Principal Amount	Fair Value (a)		Percentage of Net Assets
Equinox Holdings Inc.		2nd Lien Term Loan	8.00% (3M LIBOR + 7.00%)	09/06/2024		5,736,111	3,439,258
EuroParcs Topholding B.V.	Netherlands	1st Lien Term Loan	6.50% (3M EURIBOR + 6.50%)	07/03/2026		€2,187,500	2,564,749	(e)(j)
EuroParcs Topholding B.V.	Netherlands	1st Lien Term Loan	6.50% (3M EURIBOR + 6.50%)	07/03/2026		€312,500	366,393	(e)(j)
EuroParcs Topholding B.V.	Netherlands	1st Lien Term Loan	7.00% (3M EURIBOR + 7.00%)	07/03/2026		€2,013,195	2,360,384	(e)(j)
EuroParcs Topholding B.V.	Netherlands	1st Lien Delayed Draw Term Loan	7.00% (3M EURIBOR + 7.00%)	07/03/2026		€816,993	295,988	(e)(h)(j)
							23,220,225		2.91%
Media: Advertising, Printing & Publishing
Merrill Communications LLC		1st Lien Term Loan	6.20% (6M LIBOR + 5.00%)	10/05/2026		1,485,019	1,446,973
							1,446,973		0.18%
Media: Broadcasting & Subscription
Commify Limited	Great Britain	1st Lien Delayed Draw Term Loan		09/14/2026		€760,870	—	(e)(h)(j)
Commify Limited	Great Britain	1st Lien Delayed Draw Term Loan	7.75% (6M EURIBOR + 7.50%)	09/14/2026		€2,772,358	3,248,693	(e)(f)(g)(h)(j)
Production Resource Group, LLC		1st Lien Term Loan		08/21/2024		2,000,000	700,000	(e)(j)(k)
Production Resource Group, LLC		1st Lien Delayed Draw Term Loan	8.50% (3M LIBOR + 7.50%)	08/21/2024		290,313	53,707	(e)(h)(j)
Radiate Holdco LLC		1st Lien Term Loan		09/25/2026		1,000,000	981,250	(i)
UPC Broadband Holding B.V.	Netherlands	1st Lien Term Loan		01/31/2029		1,850,000	1,792,650	(i)
							6,776,300		0.85%
Media: Diversified & Production
Cast & Crew Payroll, LLC		1st Lien Term Loan	3.90% (1M LIBOR + 3.75%)	02/09/2026		2,982,707	2,838,791	(e)
Formula One Management Limited	Great Britain	1st Lien Term Loan	3.50% (1M LIBOR + 2.50%)	02/01/2024		2,000,000	1,935,840
							4,774,631		0.60%
Metals & Mining
Sigma Electric Manufacturing Corporation		1st Lien Revolver	7.25% (3M LIBOR + 6.25%)	10/31/2022		1,333	431	(e)(h)(j)
Sigma Electric Manufacturing Corporation		1st Lien Term Loan	7.25% (3M LIBOR + 6.25%)	10/31/2023		326,790	323,522	(e)(f)(j)
Sigma Electric Manufacturing Corporation		1st Lien Term Loan	7.25% (3M LIBOR + 6.25%)	10/31/2023		121,111	119,898	(e)(f)(j)
Sunk Rock Foundry Partners LP		1st Lien Term Loan	7.25% (6M LIBOR + 6.25%)	10/31/2023		207,711	205,634	(e)(f)(j)
							649,485		0.08%
Retail
FWR Holding Corporation		1st Lien Revolver		08/21/2023		1,000	(50)	(e)(h)(j)

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Company	Country (a)	Investment	Interest	Maturity Date	Shares		Principal Amount	Fair Value (a)		Percentage of Net Assets
FWR Holding Corporation		1st Lien Term Loan	8.00% (3M LIBOR + 7.00%)	08/21/2023			338,798	321,858	(e)(f)(g)(j)
FWR Holding Corporation		1st Lien Delayed Draw Term Loan	8.00% (3M LIBOR + 7.00%)	08/21/2023			379	360	(e)(f)(g)(j)
FWR Holding Corporation		1st Lien Delayed Draw Term Loan	8.00% (3M LIBOR + 7.00%)	08/21/2023			31,824	30,232	(e)(g)(j)
FWR Holding Corporation		1st Lien Delayed Draw Term Loan	8.00% (3M LIBOR + 7.00%)	08/21/2023			600	570	(e)(g)(j)
FWR Holding Corporation		1st Lien Delayed Draw Term Loan	8.00% (3M LIBOR + 7.00%)	08/21/2023			31,719	30,133	(e)(g)(j)
FWR Holding Corporation		1st Lien Delayed Draw Term Loan	8.00% (3M LIBOR + 7.00%)	08/21/2023			42,325	40,208	(e)(j)
FWR Holding Corporation		1st Lien Delayed Draw Term Loan		08/21/2023			4,280	(214)	(e)(h)(j)
FWR Holding Corporation		1st Lien Delayed Draw Term Loan	8.00% (3M LIBOR + 7.00%)	08/21/2023			111,990	106,391	(e)(j)
Mister Car Wash Holdings, Inc.		1st Lien Term Loan	4.38% (6M LIBOR + 3.25%)	05/14/2026			4,388,572	4,140,135
PetSmart, Inc.		1st Lien Term Loan	4.50% (6M LIBOR + 3.50%)	03/11/2022			3,625,838	3,614,816	(i)
								8,284,439		1.04%
Services: Business
Alchemy Copyrights, LLC		1st Lien Term Loan	4.00% (1M LIBOR + 3.25%)	08/16/2027			928,195	925,874	(e)
Alpha Luxco 2 Sarl	Luxembourg	1st Lien Term Loan	5.50% (3M EURIBOR + 5.00%)	01/09/2025			€1,000,000	1,172,457	(e)(f)(g)(j)
AMCP Clean Intermediate, LLC		1st Lien Revolver		10/01/2024			886	—	(e)(h)(j)
AMCP Clean Intermediate, LLC		1st Lien Term Loan	7.25% (3M LIBOR + 6.25%)	10/01/2024			1,959,020	1,959,020	(e)(f)(j)
AMCP Clean Intermediate, LLC		1st Lien Term Loan	7.25% (6M LIBOR + 6.25%)	10/01/2024			134,708	134,708	(e)(f)(j)
AMCP Clean Intermediate, LLC		1st Lien Term Loan	7.25% (3M LIBOR + 6.25%)	10/01/2024			201,627	201,627	(e)(f)(j)
AMCP Clean Intermediate, LLC		1st Lien Term Loan	7.25% (3M LIBOR + 6.25%)	10/01/2024			447,661	447,661	(e)(j)
AMCP Clean Intermediate, LLC		1st Lien Term Loan	7.25% (6M LIBOR + 6.25%)	10/01/2024			179,711	179,711	(e)(f)(j)
AVSC Holding Corp.		1st Lien Term Loan	4.25% (6M LIBOR + 3.25%)	03/03/2025			124,364	92,340	(e)
AVSC Holding Corp.		1st Lien Term Loan	5.50% (6M LIBOR + 4.50%)	10/15/2026			2,347,072	1,760,304	(e)(i)
Capnor Connery Bidco A/S	Denmark	1st Lien Term Loan	7.63% (1M EURIBOR + 7.63%)	04/30/2026			€2,954,439	3,463,951	(e)(f)(j)
Capnor Connery Bidco A/S	Denmark	1st Lien Term Loan	7.63% (1M STIBOR + 7.63%)	04/30/2026		SEK	4,209,615	470,041	(e)(f)(j)
Capnor Connery Bidco A/S	Denmark	1st Lien Term Loan	7.86% (1M NIBOR + 7.63%)	04/30/2026		NOK	2,551,246	273,519	(e)(f)(j)

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Company	Country (a)	Investment	Interest	Maturity Date	Shares		Principal Amount	Fair Value (a)		Percentage of Net Assets
Capnor Connery Bidco A/S	Denmark	1st Lien Delayed Draw Term Loan	7.63% (1M CIBOR + 7.63%)	04/30/2026		DKK	12,809,677	2,017,304	(e)(f)(j)
Capnor Connery Bidco A/S	Denmark	1st Lien Delayed Draw Term Loan	7.63% (1M EURIBOR + 7.63%)	04/30/2026		DKK	45,967,742	966,044	(e)(h)(j)
Capnor Connery Bidco A/S	Denmark	1st Lien Delayed Draw Term Loan	7.63% (1M CIBOR + 7.63%)	04/30/2026		DKK	9,254,839	1,457,478	(e)(f)(j)
Divisions Holding Corporation		1st Lien Revolver	7.50% (3M LIBOR + 6.50%)	08/14/2026			1,332,695	404,251	(e)(h)(j)
Divisions Holding Corporation		1st Lien Term Loan	7.50% (3M LIBOR + 6.50%)	08/14/2026			5,464,908	5,410,259	(e)(f)(j)
Divisions Holding Corporation		1st Lien Delayed Draw Term Loan		08/14/2026			964,395	(9,643)	(e)(h)(j)
Dun & Bradstreet Corporation		1st Lien Term Loan	3.89% (1M LIBOR + 3.75%)	02/06/2026			4,806,198	4,750,926
IRI Holdings, Inc.		1st Lien Term Loan	4.40% (1M LIBOR + 4.25%)	12/01/2025			1,501,407	1,486,393	(e)(f)(j)
IRI Holdings, Inc.		1st Lien Term Loan	4.40% (1M LIBOR + 4.25%)	12/01/2025			154,479	152,935	(e)(j)
IRI Holdings, Inc.		2nd Lien Term Loan	8.15% (1M LIBOR + 8.00%)	11/30/2026			1,471,850	1,457,131	(e)(f)(j)
Kellermeyer Bergensons Services, LLC		1st Lien Term Loan	7.50% (6M LIBOR + 6.50%)	11/07/2026			1,786,760	1,786,760	(e)(f)(j)
Kellermeyer Bergensons Services, LLC		1st Lien Delayed Draw Term Loan	7.73% (6M LIBOR + 6.50%)	11/07/2026			393,087	393,087	(e)(j)
Kellermeyer Bergensons Services, LLC		1st Lien Delayed Draw Term Loan	7.50% (6M LIBOR + 6.50%)	11/07/2026			539,939	55,669	(e)(h)(j)
Lavatio Midco Sarl	Luxembourg	1st Lien Term Loan	7.50% (6M EURIBOR + 7.25%)	11/30/2026			€782,609	871,696	(e)(f)(j)
Lavatio Midco Sarl	Luxembourg	1st Lien Delayed Draw Term Loan	7.50% (6M EURIBOR + 7.25%)	11/30/2026			€973,913	651,682	(e)(h)(j)
Lineage Logistics, LLC		1st Lien Term Loan	4.00% (1M LIBOR + 3.00%)	02/27/2025			4,116,399	4,053,377
Majesco		1st Lien Revolver		09/21/2026			624,322	(18,729)	(e)(h)(j)
Majesco		1st Lien Term Loan	8.75% (3M LIBOR + 7.75%)	09/21/2027			4,611,017	4,564,906	(e)(f)(j)
MPLC Debtco Limited	Jersey	1st Lien Term Loan	7.98% (6M GBP LIBOR + 7.25%)	01/07/2027			€1,051,604	1,356,943	(e)(f)(j)
MPLC Debtco Limited	Jersey	1st Lien Term Loan	8.75% (6M LIBOR + 7.25%)	01/07/2027			2,100,000	2,100,000	(e)(f)(j)
Navicure, Inc.		1st Lien Term Loan	4.75% (1M LIBOR + 4.00%)	10/22/2026			593,824	587,886	(e)
P27 BIDCO LIMITED	Great Britain	1st Lien Term Loan	7.50% (6M GBP LIBOR + 6.75%)	07/31/2026			€1,705,510	2,090,679	(e)(j)
P27 BIDCO LIMITED	Great Britain	1st Lien Term Loan	7.50% (6M LIBOR + 6.75%)	07/31/2026			609,527	579,051	(e)(j)
P27 BIDCO LIMITED	Great Britain	1st Lien Delayed Draw Term Loan	7.50% (6M GBP LIBOR + 6.75%)	07/31/2026			€325,380	62,978	(e)(h)(j)

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Company	Country (a)	Investment	Interest	Maturity Date	Shares	Principal Amount	Fair Value (a)		Percentage of Net Assets
Packers Holdings, LLC		1st Lien Term Loan	4.00% (1M LIBOR + 3.00%)	12/04/2024		2,734,082	2,679,400	(i)
Petroleum Service Group LLC		1st Lien Revolver		07/23/2025		2,105,660	—	(e)(h)(j)
Petroleum Service Group LLC		1st Lien Term Loan	6.25% (3M LIBOR + 5.25%)	07/23/2025		5,739,244	5,739,244	(e)(f)(j)
Petroleum Service Group LLC		1st Lien Delayed Draw Term Loan	6.25% (3M LIBOR + 5.25%)	07/23/2025		1,313,688	107,882	(e)(h)(j)
PI UK Holdco II Limited	Great Britain	1st Lien Term Loan	4.50% (3M LIBOR + 3.50%)	01/03/2025		773,074	743,604
Project Accelerate Parent LLC		1st Lien Term Loan	5.25% (3M LIBOR + 4.25%)	01/02/2025		3,730,295	3,357,265	(e)
Project Farm Bidco 2016 Ltd.	Great Britain	1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	06/26/2026		1,406,250	1,406,250	(e)(j)
Project Farm Bidco 2016 Ltd.	Great Britain	1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	06/26/2026		93,750	93,750	(e)(j)
Puerto Rico Waste Investment LLC	Puerto Rico	1st Lien Revolver		09/20/2024		157,737	—	(e)(h)(j)
Puerto Rico Waste Investment LLC	Puerto Rico	1st Lien Term Loan	8.50% (1M LIBOR + 7.00%)	09/20/2024		1,650,192	1,650,192	(e)(f)(j)
Revint Intermediate II, LLC		1st Lien Revolver	5.75% (1M LIBOR + 4.75%)	12/13/2023		1,000	396	(e)(h)(j)
Revint Intermediate II, LLC		1st Lien Term Loan	5.75% (1M LIBOR + 4.75%)	12/13/2023		1,240,378	1,240,378	(e)(f)(j)
Revint Intermediate II, LLC		1st Lien Delayed Draw Term Loan	5.75% (1M LIBOR + 4.75%)	12/13/2023		2,060,045	2,060,045	(e)(f)(j)
Revint Intermediate II, LLC		1st Lien Term Loan	5.75% (1M LIBOR + 4.75%)	12/13/2023		388,611	388,611	(e)(f)(j)
RSK Group Limited	Great Britain	1st Lien Delayed Draw Term Loan	7.50% (3M GBP LIBOR + 7.00%)	10/27/2025		£250,000	98,519	(e)(f)(h)(j)
RSK Group Limited	Great Britain	1st Lien Delayed Draw Term Loan	7.50% (3M GBP LIBOR + 7.00%)	10/27/2025		£526,612	668,742	(e)(f)(g)(h)(j)
RSK Group Limited	Great Britain	1st Lien Delayed Draw Term Loan	7.50% (3M GBP LIBOR + 7.00%)	10/27/2025		£518,755	669,378	(e)(f)(g)(j)
RSK Group Limited	Great Britain	1st Lien Delayed Draw Term Loan		10/27/2025		£125,000	—	(e)(h)(j)
Saldon Holdings, Inc.		1st Lien Revolver	6.65% (1M LIBOR + 5.65%)	03/13/2024		380,952	152,381	(e)(h)(j)
Saldon Holdings, Inc.		1st Lien Term Loan	6.65% (1M LIBOR + 5.65%)	03/13/2025		577,880	577,880	(e)(f)(j)
Saldon Holdings, Inc.		1st Lien Term Loan	6.65% (1M LIBOR + 5.65%)	03/13/2025		3,573,810	3,573,810	(e)(f)(j)
SSE Buyer, Inc.		1st Lien Revolver	6.50% (1M LIBOR + 5.50%)	06/30/2025		1,000	763	(e)(h)(j)
SSE Buyer, Inc.		1st Lien Term Loan	10.22% (3M LIBOR + 9.22%)	06/30/2026		643,977	637,536	(e)(f)(j)
SSE Buyer, Inc.		1st Lien Delayed Draw Term Loan		06/30/2026		189,399	(1,894)	(e)(h)(j)
							74,154,408		9.30%

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Company	Country (a)	Investment	Interest	Maturity Date	Shares		Principal Amount	Fair Value (a)		Percentage of Net Assets
Services: Consumer
Alphabet Holding Co Inc		1st Lien Term Loan	3.65% (1M LIBOR + 3.50%)	09/26/2024			179,537	174,183
Alphabet Holding Co Inc		2nd Lien Term Loan		09/26/2025			300,000	288,999	(i)
Centric Brands Inc.		1st Lien Revolver	7.50% (1M LIBOR + 6.50%)	05/18/2021			268,883	136,589	(e)(h)(j)
Centric Brands Inc.		1st Lien Term Loan	9.50% (3M LIBOR + 8.00%)	10/30/2023			2,006,993	1,806,294	(e)(f)(j)
Goldcup 16786 AB	Sweden	1st Lien Term Loan	7.50% (6M STIBOR + 7.00%)	08/18/2025		SEK	10,000,000	1,049,593	(e)(f)(j)
Learning Care Group (US) No. 2 Inc.		1st Lien Term Loan	9.50% (6M LIBOR + 8.50%)	03/13/2025			1,000,000	1,000,000
Learning Care Group (US) No. 2 Inc.		1st Lien Term Loan	4.25% (6M LIBOR + 3.25%)	03/13/2025			970,590	880,209
LegalZoom.com, Inc.		1st Lien Term Loan	4.65% (1M LIBOR + 4.50%)	11/21/2024			2,452,077	2,419,391
NMC Skincare Intermediate Holdings II, LLC		1st Lien Revolver	6.00% (1M LIBOR + 5.00%)	10/31/2024			333,333	203,333	(e)(h)(j)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Term Loan	6.00% (1M LIBOR + 5.00%)	10/31/2024			1,965,000	1,906,050	(e)(f)(j)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Delayed Draw Term Loan	6.00% (1M LIBOR + 5.00%)	10/31/2024			661,957	642,098	(e)(j)
Safe Home Security, Inc.		1st Lien Term Loan	8.25% (1M LIBOR + 7.25%)	08/04/2024			1,313,248	1,300,115	(e)(f)(j)
Safe Home Security, Inc.		1st Lien Delayed Draw Term Loan		08/04/2024			287,273	—	(e)(h)(j)
Spectra Finance, LLC		1st Lien Revolver	5.00% (1M LIBOR + 4.00%)	04/03/2023			1,000	872	(e)(h)(j)
Spectra Finance, LLC		1st Lien Term Loan	5.25% (3M LIBOR + 4.25%)	04/02/2024			976,523	878,870	(e)(f)(j)
Sunshine Sub, LLC		1st Lien Revolver	6.25% (1M LIBOR + 5.25%)	05/27/2024			144,269	2,886	(e)(h)(j)
Sunshine Sub, LLC		1st Lien Term Loan	6.25% (1M LIBOR + 5.25%)	05/27/2024			701,446	645,330	(e)(f)(j)
Sunshine Sub, LLC		1st Lien Delayed Draw Term Loan	6.25% (1M LIBOR + 5.25%)	05/27/2024			412,032	379,069	(e)(j)
United PF Holdings, LLC		1st Lien Term Loan	4.22% (3M LIBOR + 4.00%)	12/30/2026			2,757,585	2,426,675	(e)
								16,140,556		2.02%
Telecommunications
Avaya, Inc.		1st Lien Term Loan		12/15/2024			1,000,000	993,440	(i)
CB-SDG LIMITED	Great Britain	1st Lien Term Loan	7.88% (3M GBP LIBOR + 7.13%)	04/03/2026			£2,379,779	2,763,686	(e)(f)(g)(j)
CB-SDG LIMITED	Great Britain	1st Lien Term Loan	7.88% (3M GBP LIBOR + 7.13%)	04/03/2026			£374,896	435,374	(e)(f)(g)(j)
CB-SDG LIMITED	Great Britain	1st Lien Delayed Draw Term Loan		04/03/2026			£317,460	(40,963)	(e)(h)(j)

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Company	Country (a)	Investment	Interest	Maturity Date	Shares	Principal Amount	Fair Value (a)		Percentage of Net Assets
Iridium Satellite LLC		1st Lien Term Loan	4.75% (1M LIBOR + 3.75%)	11/04/2026		3,004,436	2,994,791
UPC Financing Partnership		1st Lien Term Loan		01/31/2029		1,850,000	1,792,650	(i)
Zayo Group Holdings, Inc.		1st Lien Term Loan	3.15% (1M LIBOR + 3.00%)	03/09/2027		2,316,789	2,245,224
							11,184,202		1.40%
Transportation: Cargo
Neovia Logistics, LP		1st Lien Term Loan	6.77% (3M LIBOR + 6.50%)	05/08/2024		689,000	666,047	(e)(j)
Neovia Logistics, LP		2nd Lien Term Loan	10.53% (3M LIBOR + 10.25%)	11/08/2024		1,270,286	1,236,614	(e)(g)(j)
							1,902,661		0.24%
Transportation: Consumer
APG Intermediate Holdings Corporation		1st Lien Revolver	6.75% (6M LIBOR + 5.25%)	01/03/2025		1,000	286	(e)(h)(j)
APG Intermediate Holdings Corporation		1st Lien Term Loan	6.75% (3M LIBOR + 5.25%)	01/03/2025		1,010,035	1,010,035	(e)(j)
APG Intermediate Holdings Corporation		1st Lien Delayed Draw Term Loan	6.75% (6M LIBOR + 5.25%)	01/03/2025		804,379	60,235	(e)(h)(j)
Delta Air Lines, Inc.		1st Lien Term Loan	4.75% (3M LIBOR + 3.75%)	10/20/2027		1,500,000	1,509,915
							2,580,471		0.32%
Utilities: Electric
Brookfield WEC Holdings Inc.		1st Lien Term Loan	3.75% (1M LIBOR + 3.00%)	08/01/2025		2,868,890	2,793,066
							2,793,066		0.35%
Utilities: Water
Storm US Holdco, Inc.		1st Lien Term Loan	6.25% (3M LIBOR + 5.25%)	05/05/2023		45,440	45,440	(e)(f)(j)
TWH Infrastructure Industries, Inc.		1st Lien Revolver	5.73% (3M LIBOR + 5.50%)	04/09/2025		463,581	203,976	(e)(h)(j)
TWH Infrastructure Industries, Inc.		1st Lien Term Loan	5.73% (3M LIBOR + 5.50%)	04/09/2025		1,355,332	1,274,012	(e)(f)(j)
							1,523,428		0.19%
Wholesale
Pet IQ, LLC		1st Lien Term Loan	6.00% (1M LIBOR + 5.00%)	07/08/2025		4,278,047	4,278,048	(e)(f)(j)
							4,278,048		0.54%

TOTAL SENIOR LOANS (Cost $675,144,011)							670,090,973		84.05%

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Company	Country (a)	Investment	Interest	Maturity Date	Shares	Principal Amount	Fair Value (a)		Percentage of Net Assets
SUBORDINATED LOANS (b)(c)(d)(e)(j)
Banking, Finance, Insurance, & Real Estate
AffiniPay Intermediate Holdings, LLC		Third Lien Notes	12.75%	02/28/2028		2,529,386	2,529,386	(g)
Ardonagh Midco 2 PLC	Great Britain	Unsecured Notes	11.50%	01/15/2027		32,205	32,205
eCapital Finance Corp.	Canada	Subordinated Term Loan	10.00% (1M LIBOR + 8.50%)	01/31/2025		2,872,637	2,872,637
eCapital Finance Corp.	Canada	Subordinated Delayed Draw Term Loan	10.00% (1M LIBOR + 8.50%)	01/31/2025		3,379,572	2,967,264	(h)
Preservation Capital I LLP	Guernsey	Subordinated Term Loan	11.50% (6M GBP LIBOR + 11.00%)	03/30/2026		£172,852	223,041	(g)
							8,624,533		1.08%
Healthcare & Pharmaceuticals
Air Medical Group Holdings Inc		Unsecured Term Loan	8.88% (6M LIBOR + 7.88%)	03/13/2026		1,000,000	1,000,000	(f)
							1,000,000		0.13%
High Tech Industries
Visual Edge Technology, Inc.		Third Lien Notes	15.00%	09/03/2024		183,546	176,204	(g)
							176,204		0.02%

TOTAL SUBORDINATED LOANS (Cost $9,627,040)							9,800,737		1.23%

CORPORATE BONDS
Aerospace & Defense
BBA US Holdings Inc			4.00%	03/01/2028		3,250,000	3,022,500	(d)
TransDigm, Inc.			6.25%	03/15/2026		2,000,000	2,088,590	(d)
							5,111,090		0.64%
Automotive
Asbury Automotive Group, Inc.			4.50%	03/01/2028		3,995,000	4,019,969	(d)
Dana, Inc.			5.38%	11/15/2027		948,000	971,700
Dana, Inc.			5.63%	06/15/2028		435,000	449,411
							5,441,080		0.68%
Banking, Finance, Insurance, & Real Estate
Brookfield Property REIT, Inc.			5.75%	05/15/2026		1,720,000	1,355,480	(d)
Brookfield Residential Properties, Inc.	Canada		4.88%	02/15/2030		125,000	117,001	(d)
Dolya Holdco 18 DAC	Ireland		5.00%	07/15/2028		3,000,000	2,992,500	(d)
Ford Motor Credit Co., LLC			5.13%	06/16/2025		615,000	634,219
HAT Holdings I LLC			3.75%	09/15/2030		925,000	927,313	(d)
HUB International, Ltd.			7.00%	05/01/2026		2,000,000	2,072,500	(d)
Ladder Capital Finance Holding			4.25%	02/01/2027		4,040,000	3,494,600	(d)
New Residential Investment Corp.			6.25%	10/15/2025		1,241,000	1,222,981	(d)
NFP Corp.			6.88%	08/15/2028		2,624,000	2,656,472	(d)
Summit Materials, LLC			5.13%	06/01/2025		1,207,000	1,223,596	(d)

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Company	Country (a)	Investment	Interest	Maturity Date	Shares	Principal Amount	Fair Value (a)		Percentage of Net Assets
Summit Materials, LLC			5.25%	01/15/2029		2,681,000	2,791,591	(d)
VICI Properties LP			4.13%	08/15/2030		2,441,000	2,401,334	(d)
							21,889,587		2.75%
Beverage, Food & Tobacco
1011778 BC ULC / New Red Finance, Inc.	Canada		4.38%	01/15/2028		1,984,000	2,023,283	(d)
Clearwater Seafoods, Inc.	Canada		6.88%	05/01/2025		333,000	341,442	(d)
Cott Holdings, Inc.			5.50%	04/01/2025		3,736,000	3,829,400	(d)
Del Monte Foods, Inc.			11.88%	05/15/2025		705,000	742,894	(d)
IRB Holding Corp.			6.75%	02/15/2026		1,591,000	1,591,000	(d)
JBS USA LUX SA			5.50%	01/15/2030		2,995,000	3,259,968	(d)
Lamb Weston Holdings, Inc.			4.63%	11/01/2024		565,000	589,012	(d)
Performance Food Group, Inc.			5.50%	10/15/2027		(250,000)	(258,415)	(d)
							12,118,584		1.52%
Chemicals, Plastics & Rubber
Kraton Polymers LLC			7.00%	04/15/2025		3,014,000	3,074,280	(d)
Trident TPI Holdings, Inc.			9.25%	08/01/2024		2,611,000	2,771,707	(d)
Tronox Finance PLC	Great Britain		5.75%	10/01/2025		3,169,000	3,121,465	(d)
Venator Finance Sarl	Luxembourg		9.50%	07/01/2025		287,000	304,220	(d)
Venator Finance Sarl	Luxembourg		5.75%	07/15/2025		2,755,000	2,369,300	(d)
							11,640,972		1.46%
Construction & Building
Ashton Woods USA LLC			6.63%	01/15/2028		1,485,000	1,492,425	(d)
PowerTeam Services LLC			9.03%	12/04/2025		1,230,000	1,296,113	(d)
Specialty Building Products Holdings LLC			6.38%	09/30/2026		2,340,000	2,380,950	(d)
The Hillman Group, Inc.			6.38%	07/15/2022		5,004,000	4,866,390	(d)
Tutor Perini Corp.			6.88%	05/01/2025		4,702,000	4,325,840	(d)
							14,361,718		1.80%
Consumer goods: Durable
CommScope, Inc.			8.25%	03/01/2027		(250,000)	(260,627)	(d)
Kronos Acquisition Holdings, Inc.			9.00%	08/15/2023		2,751,000	2,788,826	(d)
							2,528,199		0.32%
Energy: Electricity
Enviva Partners, LP			6.50%	01/15/2026		3,908,000	4,118,055	(d)
							4,118,055		0.52%
Energy: Oil & Gas
Archrock Partners LP			6.25%	04/01/2028		3,818,000	3,598,465	(d)
Ascent Resources Utica Holdings LLC			7.00%	11/01/2026		300,000	229,500	(d)
Blue Racer Midstream LLC			6.13%	11/15/2022		2,249,000	2,194,012	(d)
Cheniere Energy Partners LP			5.63%	10/01/2026		1,406,000	1,462,240
Cheniere Energy Partners LP			4.50%	10/01/2029		393,000	403,128

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Company	Country (a)	Investment	Interest	Maturity Date	Shares	Principal Amount	Fair Value (a)		Percentage of Net Assets
Cheniere Energy, Inc.			4.63%	10/15/2028		204,000	209,355	(d)
Exterran Energy Solutions LP			8.13%	05/01/2025		4,281,000	3,713,767
Extraction Oil & Gas, Inc.				05/15/2024		250,000	63,750	(d)(k)
Great Western Petroleum LLC			9.00%	09/30/2021		490,000	285,425	(d)
NGL Energy Partners LP			6.13%	03/01/2025		2,529,000	1,504,755
Vine Oil & Gas, LP			9.75%	04/15/2023		432,000	297,864	(d)
							13,962,261		1.75%
Environmental Industries
Core & Main LP			6.13%	08/15/2025		1,844,000	1,867,834	(d)
							1,867,834		0.23%
Healthcare & Pharmaceuticals
Air Medical Group Holdings, Inc.			6.38%	05/15/2023		16,000	16,000	(d)
Emergent BioSolutions, Inc.			3.88%	08/15/2028		1,109,000	1,113,358	(d)
LifePoint Health, Inc.			4.38%	02/15/2027		1,613,000	1,615,016	(d)
Tenet Healthcare Corp.			4.63%	06/15/2028		2,000,000	2,028,800	(d)
Tenet Healthcare Corp.			6.13%	10/01/2028		1,311,000	1,274,948	(d)
							6,048,122		0.76%
High Tech Industries
Boxer Parent Co., Inc.			7.13%	10/02/2025		(213,000)	(228,110)	(d)
BY Crown Parent LLC			4.25%	01/31/2026		2,500,000	2,545,312	(d)
Castle US Holding Corp.			9.50%	02/15/2028		23,000	21,936	(d)
Gartner, Inc.			3.75%	10/01/2030		652,000	659,531	(d)
Go Daddy Operating Co. LLC			5.25%	12/01/2027		1,856,000	1,931,298	(d)
Open Text Holdings, Inc.			4.13%	02/15/2030		4,000,000	4,113,760	(d)
Science Applications International Corp.			4.88%	04/01/2028		4,430,000	4,497,735	(d)
Sensata Technologies, Inc.			4.38%	02/15/2030		2,999,000	3,148,950	(d)
Uber Technologies, Inc.			8.00%	11/01/2026		275,000	293,092	(d)
							16,983,504		2.13%
Hotel, Gaming & Leisure
Enterprise Development Authority			12.00%	07/15/2024		4,000,000	4,460,000	(d)
							4,460,000		0.56%
Media: Broadcasting & Subscription
CCO Holdings LLC			4.25%	02/01/2031		1,360,000	1,409,588	(d)
CSC Holdings LLC			4.63%	12/01/2030		2,000,000	2,015,000	(d)
CSC Holdings LLC			3.38%	02/15/2031		4,000,000	3,873,000	(d)
Cumulus Media New Holdings, Inc.			6.75%	07/01/2026		1,610,000	1,489,250	(d)
Diamond Sports Group LLC			5.38%	08/15/2026		42,000	29,715	(d)
Sirius XM Radio, Inc.			4.13%	07/01/2030		3,000,000	3,056,250	(d)
Townsquare Media, Inc.			6.50%	04/01/2023		2,442,000	2,237,482	(d)

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Company	Country (a)	Investment	Interest	Maturity Date	Shares	Principal Amount	Fair Value (a)		Percentage of Net Assets
ViaSat, Inc.			6.50%	07/15/2028		2,790,000	2,794,046	(d)
							16,904,331		2.12%
Media: Diversified & Production
ANGI Group LLC			3.88%	08/15/2028		1,926,000	1,906,740	(d)
							1,906,740		0.24%
Metals & Mining
Allegheny Technologies, Inc.			5.88%	12/01/2027		375,000	360,356
Carpenter Technology Corp.			6.38%	07/15/2028		(375,000)	(393,615)
Constellium SE	France		5.63%	06/15/2028		1,000,000	1,020,700	(d)
First Quantum Minerals, Ltd.	Canada		6.50%	03/01/2024		4,000,000	3,835,000	(d)
Freeport-McMoRan, Inc.			5.00%	09/01/2027		(250,000)	(261,647)
Freeport-McMoRan, Inc.			5.40%	11/14/2034		792,000	876,150
							5,436,944		0.68%
Retail
Carvana Co.			5.88%	10/01/2028		250,000	246,875	(d)(m)
L Brands, Inc.			6.88%	07/01/2025		346,000	373,680	(d)
L Brands, Inc.			9.38%	07/01/2025		76,000	87,210	(d)
PetSmart, Inc.			8.88%	06/01/2025		2,000,000	2,074,900	(d)
							2,782,665		0.35%
Services: Business
Air Methods Corp.			8.00%	05/15/2025		4,083,000	3,286,815	(d)
Iron Mountain, Inc.			4.88%	09/15/2029		2,000,000	2,035,000	(d)
Iron Mountain, Inc.			5.25%	07/15/2030		1,125,000	1,172,812	(d)
Sabre GLBL, Inc.			5.25%	11/15/2023		2,207,000	2,157,343	(d)
Sabre GLBL, Inc.			7.38%	09/01/2025		2,000,000	2,020,000	(d)
							10,671,970		1.34%
Services: Consumer
Korn Ferry International			4.63%	12/15/2027		1,730,000	1,747,300	(d)
							1,747,300		0.22%
Telecommunications
Avaya, Inc.			6.13%	09/15/2028		1,302,000	1,327,519	(d)
CenturyLink, Inc.			4.00%	02/15/2027		3,399,000	3,453,078	(d)
Consolidated Communications, Inc.			6.50%	10/01/2028		2,044,000	2,084,880	(d)(m)
Level 3 Financing, Inc.			3.63%	01/15/2029		2,000,000	1,975,000	(d)
Plantronics, Inc.			5.50%	05/31/2023		125,000	111,250	(d)
Telenet Finance Luxembourg Notes Sarl	Luxembourg		5.50%	03/01/2028		400,000	420,000	(d)
							9,371,727		1.18%
Transportation: Cargo
Cargo Aircraft Management, Inc.			4.75%	02/01/2028		3,347,000	3,379,968	(d)
							3,379,968		0.42%
Transportation: Consumer
American Airlines Group, Inc.			5.00%	06/01/2022		2,508,000	1,705,440	(d)

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Company	Country (a)	Investment	Interest	Maturity Date	Shares	Principal Amount	Fair Value (a)		Percentage of Net Assets
Spirit Loyalty Cayman, Ltd.	Cayman Islands		8.00%	09/20/2025		1,123,543	1,190,416	(d)
							2,895,856		0.36%
Utilities: Electric
Calpine Corp.			4.50%	02/15/2028		2,000,000	2,048,280	(d)
Pacific Gas and Electric Co.			3.95%	12/01/2047		1,028,000	952,776
							3,001,056		0.38%

TOTAL CORPORATE BONDS (Cost $179,539,103)							178,629,563		22.40%

COLLATERALIZED LOAN OBLIGATIONS - DEBT (c)(d)(e)
AMMC CLO XI, Ltd.	Cayman Islands		6.07% (3M LIBOR + 5.80%)	04/30/2031		1,500,000	1,258,827
AMMC CLO XIV, Ltd.	Cayman Islands		7.59% (3M LIBOR + 7.35%)	07/25/2029		250,000	221,150
AMMC CLO XXI, Ltd.	Cayman Islands		6.75% (3M LIBOR + 6.50%)	11/02/2030		100,000	86,937
AMMC CLO XXII, Ltd.	Cayman Islands		5.74% (3M LIBOR + 5.50%)	04/25/2031		750,000	646,705
Apidos CLO XX, Ltd.	Cayman Islands		8.97% (3M LIBOR + 8.70%)	07/16/2031		250,000	194,946
Atlas Senior Loan Fund VII, Ltd.	Cayman Islands		8.30% (3M LIBOR + 8.05%)	11/27/2031		1,750,000	872,410
Bain Capital Credit CLO 2020-2, Ltd.	Cayman Islands		7.19% (3M LIBOR + 6.83%)	07/21/2031		250,000	242,713
Barings CLO, Ltd. 2019-II	Cayman Islands		6.97% (3M LIBOR + 6.69%)	04/15/2031		571,428	542,335
Canyon Capital CLO 2018-1, Ltd.	Cayman Islands		6.03% (3M LIBOR + 5.75%)	07/15/2031		850,000	724,158
Canyon Capital CLO 2019-1, Ltd.	Cayman Islands		6.96% (3M LIBOR + 6.68%)	04/15/2032		500,000	450,718
Carlyle Global Market Strategies CLO, Ltd. 2019-2	Cayman Islands		6.88% (3M LIBOR + 6.60%)	07/15/2032		3,000,000	2,771,358
CBAM 2017-3, Ltd.	Cayman Islands		6.77% (3M LIBOR + 6.50%)	10/17/2029		511,538	453,726
CIFC Funding 2015-II, Ltd.	Cayman Islands		7.09% (3M LIBOR + 6.81%)	04/15/2030		6,000,000	5,569,800
CIFC Funding 2017-II, Ltd.	Cayman Islands		6.22% (3M LIBOR + 5.95%)	04/20/2030		1,000,000	881,918
CIFC Funding 2018-IV, Ltd.	Cayman Islands		6.17% (3M LIBOR + 5.90%)	10/17/2031		1,000,000	889,210
Crestline Denali CLO XIV, Ltd.	Cayman Islands		8.36% (3M LIBOR + 8.10%)	10/23/2031		250,000	138,189

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Company	Country (a)	Investment	Interest	Maturity Date	Shares	Principal Amount	Fair Value (a)	Percentage of Net Assets
Crestline Denali CLO XIV, Ltd.	Cayman Islands		6.61% (3M LIBOR + 6.35%)	10/23/2031		750,000	558,307
Crestline Denali CLO XVI, Ltd.	Cayman Islands		2.87% (3M LIBOR + 2.60%)	01/20/2030		1,500,000	1,253,592
Denali Capital CLO XII, Ltd.	Cayman Islands		6.18% (3M LIBOR + 5.90%)	04/15/2031		750,000	511,874
Dryden 55 Senior Loan Fund	Cayman Islands		5.68% (3M LIBOR + 5.40%)	04/15/2031		375,000	318,838
Dryden 57 Senior Loan Fund	Cayman Islands		5.48% (3M LIBOR + 5.20%)	05/15/2031		500,000	428,250
Dryden 58 Senior Loan Fund	Cayman Islands		5.62% (3M LIBOR + 5.35%)	07/17/2031		1,000,000	863,855
Goldentree Loan Opportunities X, Ltd.	Cayman Islands		5.92% (3M LIBOR + 5.65%)	07/20/2031		750,000	675,127
ICG U.S. CLO, Ltd. 2018-1	Cayman Islands		5.42% (3M LIBOR + 5.15%)	04/21/2031		500,000	387,036
INGIM, Ltd. 2013-3	Cayman Islands		6.17% (3M LIBOR + 5.90%)	10/18/2031		1,250,000	1,055,915
KKR CLO 24, Ltd.	Cayman Islands		6.65% (3M LIBOR + 6.38%)	04/20/2032		750,000	646,306
Madison Park Funding XXIII, Ltd.	Cayman Islands		6.49% (3M LIBOR + 6.25%)	07/27/2030		500,000	454,227
Madison Park Funding XIV, Ltd.	Cayman Islands		8.03% (3M LIBOR + 7.77%)	10/22/2030		1,000,000	756,864
Madison Park Funding XXXVI, Ltd.	Cayman Islands		7.53% (3M LIBOR + 7.25%)	01/15/2033		833,333	812,279
Madison Park Funding XXXVII, Ltd.	Cayman Islands		6.83% (3M LIBOR + 6.55%)	07/15/2032		1,000,000	937,835
Northwoods Capital XII-B, Ltd.	Cayman Islands		6.04% (3M LIBOR + 5.79%)	06/15/2031		750,000	525,478
Octagon Investment Partners 35, Ltd.	Cayman Islands		5.47% (3M LIBOR + 5.20%)	01/20/2031		1,500,000	1,249,768
OHA Credit Funding 3, Ltd.	Cayman Islands		5.77% (3M LIBOR + 5.50%)	07/20/2032		2,500,000	2,313,135
OHA Loan Funding 2016-1, Ltd.	Cayman Islands		6.62% (3M LIBOR + 6.35%)	01/20/2033		4,000,000	3,680,956
Steele Creek CLO 2016-1, Ltd.	Cayman Islands		6.00% (3M LIBOR + 5.75%)	06/15/2031		750,000	519,955
TICP CLO V 2016-5, Ltd.	Cayman Islands		6.02% (3M LIBOR + 5.75%)	07/17/2031		857,000	766,471
TICP CLO XI 2018-11, Ltd.	Cayman Islands		6.27% (3M LIBOR + 6.00%)	10/20/2031		500,000	458,510
TICP CLO XI 2018-11A, Ltd.	Cayman Islands		6.27% (3M LIBOR + 6.00%)	10/20/2031		300,000	275,106
Venture 28A CLO, Ltd.	Cayman Islands		6.43% (3M LIBOR + 6.16%)	10/20/2029		1,000,000	705,029

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Company	Country (a)	Investment	Interest	Maturity Date	Shares	Principal Amount	Fair Value (a)	Percentage of Net Assets
Venture 36A CLO, Ltd.	Cayman Islands		7.19% (3M LIBOR + 6.92%)	04/20/2032		300,000	252,377
Venture 37A CLO, Ltd.	Cayman Islands		7.23% (3M LIBOR + 6.95%)	07/15/2032		3,000,000	2,569,011
Voya CLO 2019-2, Ltd.	Cayman Islands		6.87% (3M LIBOR + 6.60%)	07/20/2032		1,000,000	925,126

TOTAL COLLATERALIZED LOAN OBLIGATIONS - DEBT (Cost $45,229,288)							39,846,327	5.00%

COLLATERALIZED LOAN OBLIGATIONS - EQUITY (d)(e)
AIMCO CLO XI, Ltd.	Cayman Islands		10.79%	10/15/2031		6,877,478	6,063,879
Allegro CLO VII, Ltd. 2018-2A	Cayman Islands		4.54%	07/15/2031		1,650,000	1,012,648
AMMC CLO XXI, Ltd.	Cayman Islands		5.46%	11/02/2030		124,950	69,162
AMMC CLO XXII, Ltd.	Cayman Islands		10.41%	04/25/2031		1,500,000	951,508
Anchorage Credit Funding 7, Ltd.	Cayman Islands		16.22%	04/25/2037		250,000	182,780
Atlas Senior Loan Fund III, Ltd.	Cayman Islands		4.33%	11/17/2027		250,000	37,151
Atrium XV	Cayman Islands		9.92%	01/23/2048		4,080,000	2,738,117
Avery Point VI CLO, Ltd.	Cayman Islands		69.27%	08/05/2027		314,012	70,701
Bain Capital Credit CLO 2018-1, Ltd.	Cayman Islands		10.86%	04/23/2031		1,420,000	890,537
Bain Capital Credit CLO 2019-1, Ltd.	Cayman Islands		17.03%	04/18/2032		1,400,000	869,278
Bain Capital Credit CLO 2019-2, Ltd.	Cayman Islands		7.28%	10/17/2032		810,000	547,515
Bain Capital Credit CLO 2020-1, Ltd.	Cayman Islands		17.41%	04/18/2033		1,250,000	997,932
Bain Capital Credit CLO 2020-2, Ltd.	Cayman Islands		10.79%	07/21/2031		800,000	802,714
Bardot CLO, Ltd.	Cayman Islands		10.79%	10/22/2032		2,250,000	1,888,047
Canyon Capital CLO 2016-1, Ltd.	Cayman Islands		11.50%	07/15/2031		1,000,000	693,649
Canyon Capital CLO 2019-1, Ltd.	Cayman Islands		4.24%	04/15/2032		2,797,500	1,879,195
Carlyle Global Market Strategies CLO, Ltd. 2013-1	Cayman Islands		9.63%	08/14/2030		500,000	164,730
Carlyle Global Market Strategies CLO, Ltd. 2018-3	Cayman Islands			10/15/2030		500,000	286,157
Carlyle Global Market Strategies CLO, Ltd. 2018-4	Cayman Islands		7.83%	01/20/2031		2,310,000	1,601,913
Carlyle Global Market Strategies CLO, Ltd. 2019-3	Cayman Islands		7.16%	10/20/2032		3,500,000	2,603,545
Cedar Funding CLO V, Ltd.	Cayman Islands			07/17/2031		2,300,000	1,659,832
Cedar Funding CLO VIII, Ltd.	Cayman Islands			10/17/2030		250,000	130,423

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Company	Country (a)	Investment	Interest	Maturity Date	Shares	Principal Amount	Fair Value (a)	Percentage of Net Assets
Cedar Funding X CLO, Ltd.	Cayman Islands		40.91%	10/20/2032		250,000	196,077
CIFC Funding 2018-II, Ltd.	Cayman Islands		43.27%	04/20/2031		250,000	170,717
CIFC Funding 2018-V, Ltd.	Cayman Islands		10.79%	01/15/2032		625,000	453,001
CIFC Funding 2019-I, Ltd.	Cayman Islands		10.79%	04/20/2032		1,500,000	963,750
Crestline Denali CLO XVI, Ltd.	Cayman Islands			01/20/2030		500,000	288,271
Dryden 28 Senior Loan Fund	Cayman Islands		9.80%	08/15/2030		1,406,251	486,943
Dryden 33 Senior Loan Fund	Cayman Islands		6.98%	04/15/2029		500,000	174,840
Dryden 38 Senior Loan Fund	Cayman Islands		6.32%	07/15/2030		650,000	344,479
Dryden 41 Senior Loan Fund	Cayman Islands		0.05%	04/15/2031		850,000	481,715
Dryden 43 Senior Loan Fund	Cayman Islands		17.05%	07/20/2029		1,000,000	461,245
Dryden 57 Senior Loan Fund	Cayman Islands		10.98%	05/15/2031		717,000	548,477
Dryden 58 Senior Loan Fund	Cayman Islands		16.98%	07/17/2031		3,125,000	2,305,263
Dryden 65 Senior Loan Fund	Cayman Islands		10.79%	07/18/2030		700,000	451,118
Dryden 68 Senior Loan Fund	Cayman Islands		13.65%	07/15/2049		500,000	355,580
Dryden 78 Senior Loan Fund	Cayman Islands		8.37%	04/17/2033		10,250,000	9,172,940
Eastland Investors Corp.	Cayman Islands			05/01/2022		300	130,210
Eaton Vance CLO 2015-1, Ltd.	Cayman Islands		15.41%	01/20/2030		312,500	204,911
Eaton Vance CLO 2018-1, Ltd.	Cayman Islands		26.66%	10/15/2030		1,025,000	734,049
Elmwood CLO I, Ltd.	Cayman Islands		21.65%	04/20/2030		2,000,000	1,659,788
Elmwood CLO III, Ltd.	Cayman Islands		10.79%	10/15/2032		1,625,000	1,175,369
Elmwood CLO V, Ltd.	Cayman Islands		10.79%	07/24/2031		2,875,000	2,673,750
Highbridge Loan Management, Ltd. 2014-3	Cayman Islands		0.63%	07/18/2029		3,077,500	1,009,672
ICG U.S. CLO, Ltd. 2018-2	Cayman Islands		19.21%	07/22/2031		1,650,000	1,256,190
KKR CLO 12, Ltd.	Cayman Islands		38.85%	10/15/2030		1,000,000	448,386
LCM XVIII LP	Cayman Islands		23.37%	04/20/2031		1,400,000	431,743
Madison Park Funding XXI, Ltd.	Cayman Islands		10.79%	10/15/2032		500,000	259,921
Madison Park Funding XXVII, Ltd.	Cayman Islands		2.91%	01/20/2047		250,000	214,336
Madison Park Funding XXVIII, Ltd.	Cayman Islands		12.19%	07/15/2030		2,000,000	1,468,456
Madison Park Funding XXXI, Ltd.	Cayman Islands		13.61%	01/23/2048		4,250,000	3,354,385
Madison Park Funding XXXII, Ltd.	Cayman Islands		14.16%	01/22/2048		1,810,000	1,252,183
Madison Park Funding XXXVII, Ltd.	Cayman Islands		12.42%	07/15/2049		7,500,000	7,186,575
Magnetite VI, Ltd.	Cayman Islands			09/15/2023		1,241,000	496
Magnetite XXVIII, Ltd.	Cayman Islands		10.79%	10/25/2031		5,250,000	4,567,500
Mariner CLO V, Ltd. 2018-5A	Cayman Islands		8.08%	04/25/2031		500,000	330,893

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Company	Country (a)	Investment	Interest	Maturity Date	Shares	Principal Amount	Fair Value (a)		Percentage of Net Assets
Mariner CLO V, Ltd. 2018-6A	Cayman Islands		10.79%	07/28/2031		500,000	321,258
Neuberger Berman CLO XXIII, Ltd.	Cayman Islands		97.74%	10/17/2027		29,095	6,271
Newark BSL CLO 1, Ltd.	Cayman Islands		51.10%	07/25/2030		250,000	118,275
Oaktree CLO 2018-1, Ltd.	Cayman Islands		3.36%	10/20/2030		2,250,000	1,375,616
Oaktree CLO 2019-2, Ltd.	Cayman Islands			04/15/2031		3,860,000	1,530,880
Oaktree CLO 2019-3, Ltd.	Cayman Islands		4.91%	07/20/2031		4,750,000	3,197,187
Octagon Investment Partners 32, Ltd.	Cayman Islands		10.79%	07/15/2029		321,875	157,822
Octagon Investment Partners 35, Ltd.	Cayman Islands		20.15%	01/20/2031		850,000	529,758
OHA Credit Partners XI, Ltd.	Cayman Islands		13.78%	01/20/2032		300,000	199,698
OHA Credit Partners XV, Ltd.	Cayman Islands		12.63%	01/20/2030		1,360,000	906,240
OHA Loan Funding 2013-1, Ltd.	Cayman Islands		16.51%	07/23/2031		876,000	411,410
OHA Loan Funding 2016-1, Ltd.	Cayman Islands		10.79%	01/20/2033		8,800,000	6,406,312
OZLM XVI, Ltd.	Cayman Islands		6.08%	05/16/2030		562,500	183,638
OZLM XIX, Ltd.	Cayman Islands			11/22/2030		1,000,000	461,943
OZLM XIX, Ltd.	Cayman Islands		5.70%	11/22/2030		500,000	230,972
OZLM XXI, Ltd.	Cayman Islands			01/20/2031		800,000	449,681
Steele Creek CLO, Ltd. 2017-1	Cayman Islands		12.74%	10/15/2030		250,000	99,996
Stewart Park CLO, Ltd.	Cayman Islands		9.39%	01/15/2030		13,000,000	2,958,202
Symphony CLO XI, Ltd.	Cayman Islands			01/17/2025		1,000	160
THL Credit Wind River 2018-2 CLO, Ltd.	Cayman Islands		41.32%	07/15/2030		2,900,000	1,993,567	(j)
THL Credit Wind River 2018-3 CLO, Ltd.	Cayman Islands		20.47%	01/20/2031		3,875,000	3,160,624
Venture XVIII CLO, Ltd.	Cayman Islands			10/15/2029		250,000	41,603
Voya CLO 2018-1, Ltd.	Cayman Islands		57.70%	04/19/2031		4,000,000	2,651,444
Wellfleet CLO 2017-3, Ltd.	Cayman Islands		11.85%	01/17/2031		250,000	152,380
Wellfleet CLO 2018-3, Ltd.	Cayman Islands		10.93%	01/20/2032		2,400,000	1,634,189
Wellfleet CLO 2020-1, Ltd.	Cayman Islands		13.44%	04/15/2033		5,955,000	4,818,536
York CLO-4, Ltd.	Cayman Islands		52.27%	04/20/2032		500,000	326,189
York CLO-7, Ltd.	Cayman Islands		9.41%	01/22/2033		4,000,000	3,297,788

TOTAL COLLATERALIZED LOAN OBLIGATIONS - EQUITY (Cost $112,300,698)							108,976,281		13.67%

COMMON STOCKS (d)
Automotive
GB Auto Service Holdings, LLC					23,724		37,088	(e)(j)(l)
							37,088		–%

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Company	Country (a)	Investment	Interest	Maturity Date	Shares	Principal Amount	Fair Value (a)		Percentage of Net Assets
Banking, Finance, Insurance, & Real Estate
Eagle Point Credit Co., Inc.					36,524		314,837
Owl Rock Capital Corp.					2,500		30,150
The Ultimus Group Aggregator, LP		Class A			—		—	(e)(j)(l)
The Ultimus Group Aggregator, LP		Class B			182		—	(e)(j)(l)
The Ultimus Group, LLC		Class A			1		533	(e)(j)
The Ultimus Group, LLC		Class B			1,609		–	(e)(j)(l)
							345,520		0.04%
Beverage, Food & Tobacco
GPM Investments, LLC		Class F			—		1,062	(e)(j)(l)
Italian Fine Foods Holdings L.P.					25,000		33,314	(e)(j)(l)
							34,376		–%
Chemicals, Plastics & Rubber
Plaskolite PPC Blocker LLC					10		1,030	(e)(j)(l)
Tronox Holdings PLC	Great Britain				3,750		29,513	(l)
							30,543		–%
Construction & Building
Kene Holdings, LP		Class A			50,000		47,615	(e)(j)(l)
Tutor Perini Corp.					13,751		153,048	(l)
							200,663		0.03%
Consumer goods: Durable
DRS Holdings I, Inc.					50		26,765	(e)(j)(l)
							26,765		–%
Containers, Packaging & Glass
Berry Global Group, Inc.					3,250		157,040	(l)
							157,040		0.02%
Healthcare & Pharmaceuticals
Bearcat Parent Inc					51		83,338	(e)(j)(l)
Coherus Biosciences, Inc.					2,456		44,994	(l)
KNPAK Holdings, LP		Class A			100,000		81,047	(e)(j)(l)
Olympia TopCo, L.P.		Class A			50,000		19,985	(e)(j)(l)
OMERS Bluejay Investment Holdings LP		Class A			25		33,853	(e)(j)(l)
OMERS Wildcats Investment Holdings LLC		Class A			169		50,541	(e)(j)(l)
SiroMed Equity Holdings, LLC					3,703		1,736	(e)(j)(l)

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Company	Country (a)	Investment	Interest	Maturity Date	Shares	Principal Amount	Fair Value (a)		Percentage of Net Assets
Virence Holdings LLC		Class A			—		30,756	(e)(j)(l)
							346,250		0.04%
High Tech Industries
Astorg VII Co-Invest ERT	Luxembourg				1,000,000		1,074,050	(e)(j)(l)
Frontline Technologies Parent, LLC		Class B			2,728		11,880	(e)(j)(l)
H&F Unite Partners, L.P.					50,032		49,013	(e)(j)(l)
Insight PDI Holdings, LLC		Class A			26,548		23,722	(e)(j)(l)
Project Falcon Parent, Inc.	Canada	Class B-1			47,536		51,261	(e)(j)(l)
Rocket Parent, LLC		Class A			50,000		34,763	(e)(j)(l)
Wildcat Parent, LP					535		58,725	(e)(j)(l)
							1,303,414		0.16%
Services: Business
Fastsigns Holdings Inc.					50		65,192	(e)(j)(l)
IRI Parent, L.P.		Class A-1			250		38,884	(e)(j)(l)
Magic Topco, L.P.		Class B			11,236		—	(e)(j)(l)
RC V Tecmo Investor LLC					50,000		50,000	(e)(j)(l)
SSE Parent, LP		Class A-1			12,500		14,693	(e)(j)(l)
SSE Parent, LP		Class A-2			12,500		14,693	(e)(j)(l)
							183,462		0.02%
Services: Consumer
Centric Brands, Inc.					3,125		—	(e)(j)(l)
							—		–%
Transportation: Consumer
APG Holdings, LLC		Class A			50,000		50,866	(e)(j)(l)
							50,866		0.01%
Utilities: Electric
FirstEnergy Corp.					5,000		143,550
							143,550		0.02%

TOTAL COMMON STOCKS (Cost $2,884,499)							2,859,537		0.36%

PREFERRED STOCK (d)(e)(j)
Capital Equipment
Blue Angel Holdco, LLC		Class A			243		33,464
							33,464		–%
Healthcare & Pharmaceuticals
Cardinal Topco Holdings, L.P.		Class A			50		50,000

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Company	Country (a)	Investment	Interest	Maturity Date	Shares	Principal Amount	Fair Value (a)		Percentage of Net Assets
Virence Intermediate Holding Corp.					25		29,821
							79,821		0.01%
High Tech Industries
EZ Elemica Holdings, Inc.					50		38,372	(l)
Frontline Technologies Parent, LLC		Class A			25		32,878
Peachtree Parent, Inc.		Series A			25		29,406
Project Falcon Parent, Inc.	Canada	Class A-1			50		55,406
Titan DI Preferred Holdings, Inc.					—		54,441
							210,503		0.03%
Services: Business
IRI Group Holdings, Inc.		Series A-1			25		31,083
Magic Topco, L.P.		Class A			50		50,000
							81,083		0.01%

TOTAL PREFERRED STOCK (Cost $399,412)							404,871		0.05%

PRIVATE ASSET-BACKED DEBT (c)(d)(e)(j)
Automotive
Tricolor Funding SPV 3 LLC		1st Lien Revolver	8.50% (1M LIBOR + 7.50%)	08/06/2027		2,272,727	934,808	(h)(n)
							934,808		0.12%
Banking, Finance, Insurance, & Real Estate
BFS Receivables I LLC		1st Lien Revolver	7.00% (1M LIBOR + 6.00%)	02/09/2022		1,000,000	153,714	(h)
DFC Funding No. 1 Limited	Great Britain	Mezzanine Revolver	10.50% (1M GBP LIBOR + 9.75%)	12/12/2020		£865,062	1,042,001	(h)
DFC Global Facility Borrower III LLC		1st Lien Revolver	11.75% (1M LIBOR + 10.75%)	09/27/2024		10,000,000	7,453,202	(h)
NSF Funding 2020 Limited	Great Britain	1st Lien Revolver		06/10/2026		£11,500,000	—	(h)(o)
							8,648,917		1.08%

TOTAL PRIVATE ASSET-BACKED DEBT (Cost $9,435,611)							9,583,725		1.20%

REAL ESTATE DEBT (c)(d)(e)(j)
Banking, Finance, Insurance, & Real Estate
285 Mezz LLC		Mezzanine Term Loan	20.00%	05/05/2021		962,532	943,281	(g)
285 Mezz LLC		Mezzanine Delayed Draw Term Loan	16.28% (1M LIBOR + 14.00%)	05/05/2021		2,680,515	2,118,405	(h)(g)

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Company	Country (a)	Investment	Interest	Maturity Date	Shares	Principal Amount	Fair Value (a)		Percentage of Net Assets
CHDG Phase 1A1 Manager LLC		Mezzanine Delayed Draw Term Loan	13.75% (1M LIBOR + 12.25%)	11/25/2021		1,210,665	1,026,452	(h)(g)
							4,088,138		0.51%
Hotel, Gaming & Leisure
Mandarin Oriental Honolulu		Mezzanine Term Loan	14.00%	10/01/2020		999,974	999,974
Mandarin Oriental Honolulu		Third Lien Term Loan	14.00%	12/30/2020		775,833	775,833
							1,775,807		0.22%

TOTAL REAL ESTATE DEBT (Cost $5,933,707)							5,863,945		0.74%

WARRANTS (d)(e)(j)(l)
Beverage, Food & Tobacco
GPM Investments, LLC					—		82
							82		–%
Healthcare & Pharmaceuticals
Air Medical Buyer Corp					122		1,794
Evolent Health, Inc.					106,484		1,029,461
Teligent, Inc.					11,342		—
Teligent, Inc.					2,834		—
							1,031,255		0.13%
High Tech Industries
Visual Edge Technology, Inc.		Common			8,166		—
Visual Edge Technology, Inc.		Preferred			7,489		6,813
							6,813		—%
Transportation: Cargo
Neovia Logistics Holdings Ltd.					194,454		—
							—		—%

TOTAL WARRANTS (Cost $11,261)							1,038,150		0.13%

Total Investments (Cost $1,040,504,630)							1,027,094,109		128.82%

Liabilities in Excess of Other Assets							(229,802,614)		(28.82)%

Net Assets							$797,291,495		100.00%

(a)	Investment holdings in foreign currencies are converted to U.S. Dollars using period end spot rates. Investments are in United States enterprises and all principal balances shown are in U.S. Dollars unless otherwise noted.

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

(b)	Variable rate loans bear interest at a rate that may be determined by reference to either the London Interbank Offered Rate (“LIBOR”) or an alternate base rate such as the Canadian Dollar Offered Rate (“CDOR”), Copenhagen Interbank Offered Rate (“CIBOR”), Euro Interbank Offered Rate (“EURIBOR”), Norwegian Interbank Offered Rate (“NIBOR”), Prime Rate (“PRIME”), or Stockholm Interbank Offered Rate (“STIBOR”), at the borrower’s option. Stated interest rates in this schedule represents the “all-in” rate as of September 30, 2020.

(c)	Variable rate coupon rate shown as of September 30, 2020.

(d)	All of CION Ares Diversified Credit Fund (the "Fund") Senior Loans, Subordinated Loans, Collateralized Loan Obligations, Common Stocks, Corporate Bonds exempt from registration under Rule 144A, Preferred Stock, Private Asset Backed Debt, Real Estate Debt, and Warrants, which as of September 30, 2020 represented 127.5% of the Fund's net assets or 93.2% of the Fund's total assets, are subject to legal restrictions on sales.

(e)	Investments whose values were determined using significant unobservable inputs (Level 3) (See Note 3 of the Notes to Financial Statements).

(f)	These assets are held at CADEX Credit Financing, LLC, a wholly owned special purpose financing vehicle, and are pledged as collateral for a secured revolving credit facility (see "Note 1 - Organization").

(g)	Includes a payment-in-kind provision.

(h)	As of September 30, 2020, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied. See Note 2 of the Notes to Financial Statements for further information on revolving and delayed draw loan commitments.

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
285 Mezz LLC	Mezzanine Delayed Draw Term Loan	$2,680,515	$(2,172,015)	$508,500
A.U.L. Corp.	1st Lien Revolver	1,000	—	1,000
AffiniPay Midco, LLC	1st Lien Revolver	766,307	—	766,307
Affirm Operational Loans VI Trust	1st Lien Revolver	500,000	(63,788)	436,212
AMCP Clean Intermediate, LLC	1st Lien Revolver	886	—	886
Anaqua Parent Holdings, Inc.	1st Lien Revolver	230,769	(76,923)	153,846
APG Intermediate Holdings Corporation	1st Lien Revolver	1,000	(286)	714
APG Intermediate Holdings Corporation	1st Lien Delayed Draw Term Loan	804,379	(60,235)	744,144
AQ Sunshine, Inc.	1st Lien Revolver	136,423	(122,781)	13,642
AQ Sunshine, Inc.	1st Lien Delayed Draw Term Loan	85,975	—	85,975
Ardonagh Midco 3 PLC	1st Lien Delayed Draw Term Loan	416,985	—	416,985
ARM Funding 2019-1, LLC	1st Lien Revolver	2,500,000	(2,025,044)	474,956
Athenahealth, Inc.	1st Lien Revolver	232,108	—	232,108
Atlas Intermediate III L.L.C.	1st Lien Revolver	226,621	(67,986)	158,635
Bearcat Buyer, Inc.	1st Lien Revolver	580,465	—	580,465
Bearcat Buyer, Inc.	1st Lien Delayed Draw Term Loan	1,012,578	(320,373)	692,205
Bearcat Buyer, Inc.	2nd Lien Delayed Draw Term Loan	580,465	(184,298)	396,167
BFS Receivables I LLC	1st Lien Revolver	1,000,000	(153,714)	846,286
Blue Angel Buyer 1, LLC	1st Lien Revolver	321,199	—	321,199
Blue Angel Buyer 1, LLC	1st Lien Delayed Draw Term Loan	640,850	(281,107)	359,743
Canopy Bidco Limited	1st Lien Delayed Draw Term Loan	648,097	(169,433)	478,664
Capnor Connery Bidco A/S	1st Lien Delayed Draw Term Loan	7,239,128	(966,044)	6,273,084
CB-SDG LIMITED	1st Lien Delayed Draw Term Loan	409,636	—	409,636

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Centric Brands Inc.	1st Lien Revolver	268,883	(136,589)	132,294
CEP V I 5 UK Limited	1st Lien Delayed Draw Term Loan	6,346,154	—	6,346,154
CHDG Phase 1A1 Manager LLC	Mezzanine Delayed Draw Term Loan	1,210,665	(1,050,665)	160,000
Commify Limited	1st Lien Delayed Draw Term Loan	892,087	—	892,087
Commify Limited	1st Lien Delayed Draw Term Loan	3,250,470	(3,248,692)	1,778
Comprehensive EyeCare Partners, LLC	1st Lien Revolver	1,000	(915)	85
Comprehensive EyeCare Partners, LLC	1st Lien Delayed Draw Term Loan	418,504	(339,709)	78,795
Concert Golf Partners Holdco LLC	1st Lien Revolver	764,512	—	764,512
Concert Golf Partners Holdco LLC	1st Lien Delayed Draw Term Loan	573,065	(271,829)	301,236
Cority Software Inc.	1st Lien Revolver	230,579	—	230,579
CPI Holdco, LLC	1st Lien Revolver	3,435,381	—	3,435,381
Creation Holdings Inc.	1st Lien Revolver	544,813	(272,407)	272,406
CVP Holdco, Inc.	1st Lien Revolver	326,487	—	326,487
CVP Holdco, Inc.	1st Lien Delayed Draw Term Loan	2,659,225	(1,249,316)	1,409,909
DecoPac, Inc.	1st Lien Revolver	1,000	—	1,000
DFC Funding No. 1 Limited	Mezzanine Revolver	1,116,238	(1,058,743)	57,495
DFC Global Facility Borrower III LLC	1st Lien Revolver	10,000,000	(7,503,202)	2,496,798
Diligent Corporation	1st Lien Revolver	338,328	—	338,328
Diligent Corporation	1st Lien Delayed Draw Term Loan	876,889	—	876,889
Divisions Holding Corporation	1st Lien Revolver	1,332,695	(444,232)	888,463
Divisions Holding Corporation	1st Lien Delayed Draw Term Loan	964,395	—	964,395
DRB Holdings, LLC	1st Lien Revolver	1,000	—	1,000
DRS Holdings III, Inc.	1st Lien Revolver	1,000	—	1,000
eCapital Finance Corp.	Subordinated Delayed Draw Term Loan	3,379,572	(2,967,265)	412,307
EISG Bidco AB	1st Lien Delayed Draw Term Loan	446,635	—	446,635
Elemica Parent, Inc.	1st Lien Revolver	478,712	(363,821)	114,891
Elemica Parent, Inc.	1st Lien Delayed Draw Term Loan	561,538	—	561,538
eResearch Technology, Inc.	2nd Lien Delayed Draw Term Loan	1,343,232	—	1,343,232
EuroParcs Topholding B.V.	1st Lien Delayed Draw Term Loan	957,889	(295,988)	661,901
Evolent Health LLC	1st Lien Delayed Draw Term Loan	3,518,192	—	3,518,192
Ferraro Fine Foods Corp.	1st Lien Revolver	1,000	—	1,000
Floss Bidco Limited	1st Lien Delayed Draw Term Loan	1,544,107	(336,675)	1,207,432
Flow Control Solutions, Inc.	1st Lien Revolver	372,825	—	372,825
Flow Control Solutions, Inc.	1st Lien Delayed Draw Term Loan	1,603,597	(606,462)	997,135
Foundation Risk Partners, Corp.	1st Lien Revolver	3,000	—	3,000
Foundation Risk Partners, Corp.	2nd Lien Delayed Draw Term Loan	720,610	(83,868)	636,742
FWR Holding Corporation	1st Lien Revolver	1,000	—	1,000
FWR Holding Corporation	1st Lien Delayed Draw Term Loan	4,280	—	4,280
GB Auto Service, Inc.	1st Lien Revolver	264,159	(54,772)	209,387
GB Auto Service, Inc.	1st Lien Delayed Draw Term Loan	6,002,624	(3,822,160)	2,180,464
GPM Investments, LLC	1st Lien Delayed Draw Term Loan	3,312,452	—	3,312,452
GraphPAD Software, LLC	1st Lien Revolver	1,000	—	1,000
Hammersmith Bidco Limited	1st Lien Delayed Draw Term Loan	2,165,920	(1,896,054)	269,866
Hometown Food Company	1st Lien Revolver	1,000	(267)	733
IMIA Holdings, Inc.	1st Lien Revolver	408,163	—	408,163
IntraPac International LLC	1st Lien Revolver	415,407	(167,201)	248,206
Invoice Cloud, Inc.	1st Lien Revolver	255,319	—	255,319

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Invoice Cloud, Inc.	1st Lien Delayed Draw Term Loan	1,206,567	(1,078,907)	127,660
Just Childcare Limited.	1st Lien Delayed Draw Term Loan	550,911	—	550,911
Kellermeyer Bergensons Services, LLC	1st Lien Delayed Draw Term Loan	539,939	(55,669)	484,270
Kene Acquisition, Inc.	1st Lien Revolver	675,812	—	675,812
Kene Acquisition, Inc.	1st Lien Delayed Draw Term Loan	631,024	(482,429)	148,595
Laboratories Bidco LLC	1st Lien Revolver	513,489	—	513,489
Lavatio Midco Sarl	1st Lien Delayed Draw Term Loan	1,141,871	(708,776)	433,095
Majesco	1st Lien Revolver	624,322	—	624,322
MB2 Dental Solutions, LLC	1st Lien Revolver	1,333	(636)	697
MED ParentCo, LP	1st Lien Delayed Draw Term Loan	600,046	(419,842)	180,204
Micromeritics Instrument Corp.	1st Lien Revolver	331,039	(320,004)	11,035
Movati Athletic Group, Inc.	1st Lien Delayed Draw Term Loan	188,860	(130,709)	58,151
MRI Software LLC	1st Lien Revolver	507,673	—	507,673
MRI Software LLC	1st Lien Delayed Draw Term Loan	261,939	—	261,939
MRI Software LLC	1st Lien Delayed Draw Term Loan	475,142	—	475,142
Nelipak European Holdings Cooperatief U.A.	1st Lien Revolver	682,077	(276,526)	405,551
Nelipak Holding Company	1st Lien Revolver	604,780	(362,868)	241,912
NMC Skincare Intermediate Holdings II, LLC	1st Lien Revolver	333,333	(213,333)	120,000
North American Science Associates, Inc.	1st Lien Revolver	705,744	—	705,744
North American Science Associates, Inc.	1st Lien Delayed Draw Term Loan	1,016,589	—	1,016,589
NSF Funding 2020 Limited	1st Lien Revolver	14,839,093	—	14,839,093
NueHealth Performance, LLC	1st Lien Revolver	1,000	—	1,000
NxtGenPay Intressenter BidCo AB	1st Lien Delayed Draw Term Loan	200,986	—	200,986
Oakley Ekomid Limited	1st Lien Delayed Draw Term Loan	879,342	—	879,342
Olympia Acquisition, Inc.	1st Lien Revolver	640,539	(597,836)	42,703
Olympia Acquisition, Inc.	1st Lien Delayed Draw Term Loan	2,425,161	—	2,425,161
OMH-HealthEdge Holdings, LLC	1st Lien Revolver	1,000	—	1,000
P27 Bidco Limited	1st Lien Delayed Draw Term Loan	419,856	(83,971)	335,885
PDI TA Holdings, Inc.	1st Lien Revolver	205,023	(153,767)	51,256
Petroleum Service Group LLC	1st Lien Revolver	2,105,660	—	2,105,660
Petroleum Service Group LLC	1st Lien Delayed Draw Term Loan	1,313,688	(107,882)	1,205,806
Premise Health Holding Corp.	1st Lien Revolver	1,000	(583)	417
Production Resource Group, LLC	1st Lien Delayed Draw Term Loan	290,313	(62,417)	227,896
PROTON JVCO S.A R.L.	1st Lien Delayed Draw Term Loan	1,954,095	—	1,954,095
PROTON JVCO S.A R.L.	1st Lien Delayed Draw Term Loan	977,047	—	977,047
Puerto Rico Waste Investment LLC	1st Lien Revolver	157,737	—	157,737
QF Holdings, Inc.	1st Lien Revolver	1,000	—	1,000
QF Holdings, Inc.	1st Lien Delayed Draw Term Loan	262,533	—	262,533
Radius Aerospace, Inc.	1st Lien Revolver	428,571	(257,143)	171,428
Raptor Technologies, LLC	1st Lien Revolver	500	—	500
Raptor Technologies, LLC	1st Lien Delayed Draw Term Loan	1,027,519	(655,229)	372,290
Reddy Ice Holdings, Inc.	1st Lien Revolver	955,102	—	955,102
Reddy Ice Holdings, Inc.	1st Lien Delayed Draw Term Loan	951,449	(483,449)	468,000
Revint Intermediate II, LLC	1st Lien Revolver	1,000	(396)	604
RSC Acquisition, Inc.	1st Lien Revolver	1,000	—	1,000
RSC Acquisition, Inc.	1st Lien Delayed Draw Term Loan	134,941	—	134,941
RSK Group Limited	1st Lien Delayed Draw Term Loan	679,516	(668,742)	10,774

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
RSK Group Limited	1st Lien Delayed Draw Term Loan	322,589	(98,519)	224,070
RSK Group Limited	1st Lien Delayed Draw Term Loan	161,294	—	161,294
Safe Home Security, Inc.	1st Lien Delayed Draw Term Loan	287,273	—	287,273
SaintMichelCo Limited	1st Lien Delayed Draw Term Loan	241,942	(129,036)	112,906
Saldon Holdings, Inc.	1st Lien Revolver	380,952	(152,381)	228,571
SCM Insurance Services Inc.	1st Lien Revolver	751	(125)	626
SCSG EA Acquisition Company, Inc.	1st Lien Revolver	1,000	—	1,000
SecurAmerica, LLC	1st Lien Revolver	1,125	—	1,125
Sigma Electric Manufacturing Corporation	1st Lien Revolver	1,333	(444)	889
SiroMed Physician Services, Inc.	1st Lien Revolver	1,000	—	1,000
SpareFoot, LLC	1st Lien Revolver	1,000	(829)	171
Spectra Finance, LLC	1st Lien Revolver	1,000	(972)	28
SSE Buyer, Inc.	1st Lien Revolver	1,000	(773)	227
SSE Buyer, Inc.	1st Lien Delayed Draw Term Loan	189,399	—	189,399
Sunshine Sub, LLC	1st Lien Revolver	144,269	(14,427)	129,842
Symbol Bidco I Limited	1st Lien Delayed Draw Term Loan	553,009	—	553,009
TA/WEG Holdings, LLC	1st Lien Revolver	301,041	—	301,041
TA/WEG Holdings, LLC	1st Lien Delayed Draw Term Loan	2,186,145	(1,008,007)	1,178,138
Teligent, Inc.	1st Lien Revolver	1,100	(1,000)	100
Theranest, LLC	1st Lien Delayed Draw Term Loan	1,003,853	—	1,003,853
TimeClock Plus, LLC	1st Lien Revolver	458,311	—	458,311
TimeClock Plus, LLC	1st Lien Delayed Draw Term Loan	495,170	—	495,170
Tricolor Funding SPV 3 LLC	1st Lien Revolver	2,272,727	(980,308)	1,292,419
True Potential LLP	1st Lien Delayed Draw Term Loan	2,507,386	(2,045,312)	462,074
TWH Infrastructure Industries, Inc.	1st Lien Revolver	463,581	(231,790)	231,791
The Ultimate Software Group, Inc.	1st Lien Revolver	1,000	—	1,000
The Ultimus Group Midco, LLC	1st Lien Revolver	396,226	(226,415)	169,811
United Digestive MSO Parent, LLC	1st Lien Revolver	511,364	(340,909)	170,455
United Digestive MSO Parent, LLC	1st Lien Delayed Draw Term Loan	1,022,727	(282,955)	739,772
Visolit Finco AS	1st Lien Delayed Draw Term Loan	1,198,679	—	1,198,679
VLS Recovery Services, LLC	1st Lien Revolver	1,000	—	1,000
VLS Recovery Services, LLC	1st Lien Delayed Draw Term Loan	1,070,365	—	1,070,365
WebPT, Inc.	1st Lien Revolver	216,015	(108,008)	108,007
WebPT, Inc.	1st Lien Delayed Draw Term Loan	255,205	—	255,205
Wildcat BuyerCo, Inc.	1st Lien Revolver	173,410	—	173,410
Wildcat BuyerCo, Inc.	1st Lien Delayed Draw Term Loan	1,078,828	(391,051)	687,777
WSHP FC Acquisition LLC	1st Lien Revolver	88,719	(21,293)	67,426
WSHP FC Acquisition LLC	1st Lien Delayed Draw Term Loan	350,877	—	350,877
Total		$145,120,815	$(45,990,527)	$99,130,288

(i)	This loan or a portion of this loan represents an unsettled loan purchase. The interest rate will be determined at the time of settlement and will be based upon a spread plus the applicable reference rate determined at the time of purchase.

(j)	Security valued at fair value using methods determined in good faith by or under the direction of the board of trustees.

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

(k)	Loan or bond was on non-accrual status as of September 30, 2020.

(l)	Non-income producing security as of September 30, 2020.

(m)	When-Issued or delayed delivery security based on typical market settlement convention for such security.

(n)	The Fund entered into a $1,022,727 commitment in a secured borrowing with a third party. The secured borrowing provides for the third party to hold a senior interest in the Fund’s investment in the first lien revolver. The fair value and commitment of the related first lien revolver associated with the secured borrowing were $363,170 and $1,022,727, respectively. The fair value of the secured borrowing was $363,170 as of September 30, 2020.

(o)	The Fund entered into a $8,970,000 commitment in a secured borrowing with a third party. The secured borrowing provides for the third party to hold a senior interest in the Fund’s investment in the first lien revolver. The fair value and commitment of the related first lien revolver associated with the secured borrowing were $0 and £6,900,000, respectively. As of September 30, 2020, the fair value of the secured borrowing was $0 as the commitment was fully unfunded.

As of September 30, 2020, the aggregate cost of securities for Federal income tax purposes was $1,041,139,667. Unrealized appreciation and depreciation on investments for Federal income tax purposes are as follows:

Gross unrealized appreciation	$18,136,200
Gross unrealized depreciation	(32,181,760)
Net unrealized depreciation	$(14,045,560)

Foreign currency forward contracts as of September 30, 2020 were as follows:

Description	Notional Amount to be Purchased	Notional Amount to be Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Foreign currency forward contract	€586,229		$586,118	Goldman Sachs	October 1, 2020	$—	$(111)
Foreign currency forward contract	$(1,089,186)		£(1,089,895)	Goldman Sachs	October 16, 2020	—	(709)
Foreign currency forward contract	$(4,190,123)	NOK	(4,056,286)	Goldman Sachs	December 18, 2020	133,837	—
Foreign currency forward contract	$(2,067,900)	SEK	(2,034,297)	Goldman Sachs	December 18, 2020	33,603	—
Total						$167,440	$(820)

Purchased options outstanding as of September 30, 2020 were as follows:

Options on Equity Indices — Buy Protection

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
Call-Chicago Board Options Exchange-VIX US	$35	October 21, 2020	Citigroup Global Markets Inc.	$237,330	$25,833	$14,670
Put-SPDR S&P 500 ETF Trust	270	December 18, 2020	Citigroup Global Markets Inc.	2,779,587	33,698	24,651
Total Purchased Options					$59,531	$39,321

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Written options outstanding as of September 30, 2020 were as follows:

Options on Equity Indices — Sell Protection

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
Call-Chicago Board Options Exchange-VIX US	$45	October 21, 2020	Citigroup Global Markets Inc.	$237,330	$(12,957)	$(6,300)
Put-SPDR S&P 500 ETF Trust	250	December 18, 2020	Citigroup Global Markets Inc.	2,779,587	(19,754)	(12,533)
Total Written Options					$(32,711)	$(18,833)

Swap Agreements outstanding as of September 30, 2020 were as follows:

Swap Agreements: Centrally Cleared or Exchange Traded

Credit Default Swaps on Credit Indices - Buy Protection (1)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
AXL CDS USD SR 5Y	Q	5.00%	December 20, 2025	ICE	$250,000	$(105)	$(2,055)	$1,950
CDX.NA.HY S34 5Y	Q	5.00%	June 20, 2025	ICE	538,200	(27,274)	(32,322)	5,048
CDX.NA.HY S33 5Y	Q	5.00%	December 20, 2024	ICE	2,576,550	(135,197)	92,166	(227,363)
Total Swap Agreements: Centrally Cleared or Exchange Traded						$(162,576)	$57,789	$(220,365)

Swap Agreements: Over the Counter

Credit Default Swaps on Credit Indices - Buy Protection (1)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counterparty	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY S31 5Y Tranche 15-25	Q	5.00%	December 20, 2023	Goldman Sachs	$2,784,000	$503,680	$(160,313)	$663,993
CDX.NA.HY S31 5Y Tranche 25-35	Q	5.00%	December 20, 2023	Goldman Sachs	250,000	(16,348)	28,125	(44,473)
CMBX.NA.BBB- S9	M	3.00%	September 17, 2058	Goldman Sachs	1,030,000	270,612	246,178	24,434
HCA CDS USD SR 5Y	Q	5.00%	June 20, 2025	Goldman Sachs	375,000	(60,434)	(26,037)	(34,397)
JWN CDS USD SR 5Y	Q	1.00%	June 20, 2024	Goldman Sachs	210,000	31,543	11,722	19,821
Total Swap Agreements - Buy Protection: Over the Counter						$729,053	$99,675	$629,378

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Swap Agreements: Over the Counter

Credit Default Swaps on Credit Indices - Sell Protection (4)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counterparty	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY S33 5Y Tranche 25-35	Q	5.00%	December 20, 2024	Morgan Stanley	$300,000	$12,396	$14,910	$(2,514)
Total Swap Agreements - Sell Protection: Over the Counter						$12,396	$14,910	$(2,514)

Total Swap Agreements						$578,873	$172,374	$406,499

____________________________________________________

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of year-end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Abbreviations:

144A Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

CLO Collateralized Loan Obligation

Currencies:

€ Euro Currency

£ British Pounds

$ U.S. Dollars

CAD Canadian Dollars

DKK Danish Krone

GBP British Pound

NOK Norwegian Krone

SEK Swedish Krone

USD U.S. Dollars

CION Ares Diversified Credit Fund

Notes to Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

1.     ORGANIZATION

CION Ares Diversified Credit Fund (the “Fund”) is a diversified, closed-end management investment company that is registered under the Investment Company Act of 1940. The Fund is structured as an interval fund and continuously offers its shares. The Fund was organized as a Delaware statutory trust on June 21, 2016. CION Ares Management, LLC (the “Adviser”) serves as the investment Adviser to the Fund and was registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisers Act of 1940 on January 4, 2017. The Adviser is a joint venture between affiliates of Ares Management Corporation (“Ares”) and CION Investment Group, LLC and is controlled by Ares. The Adviser oversees the management of the Fund's activities and is responsible for making investment decisions for the Fund’s portfolio.

On August 2, 2018, the Fund formed a wholly owned special purpose financing vehicle, CADEX Credit Financing, LLC, a Delaware limited liability company. On September 13, 2017, the Fund formed a wholly owned blocker corporation, CADEX Blocker Corp., a Delaware Corporation.

Investment Objective and Policies

The Fund’s investment objective is to provide superior risk-adjusted returns across various market cycles by investing in a diversified portfolio of liquid and illiquid asset classes. The Fund seeks to capitalize on market inefficiencies and relative value opportunities throughout the entire global credit spectrum.

2.     SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements have been prepared on an accrual basis of accounting in conformity with U.S. generally accepted accounting principles (“GAAP”), and includes the accounts of the Fund and its consolidated subsidiaries. The Fund is an investment company following accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The consolidated financial statements reflect all adjustments and reclassification, that, in the opinion of management, are necessary for the fair presentation of the results of operations and financial condition as of and for the periods presented. All significant intercompany balances and transactions have been eliminated. The Adviser makes estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates and such differences may be material.

Investments Valuation

All investments in securities are recorded at their fair value. See Note 3 for more information on the Fund's valuation process.

Interest Income

Interest income is recorded on the accrual basis to the extent that such amounts are expected to be collected, and adjusted for accretion of discounts and amortization of premiums. The Fund may have investments that contain payment-in-kind (“PIK”) provisions. The PIK interest, computed at the contractual rate specified, may be added to the principal balance and adjusted cost of the investments and recorded as interest income. The PIK interest for the period ended September 30, 2020 was $1,394,183 recorded as interest income.

Loans are generally placed on non-accrual status when principal or interest payments are past due 30 days or more or when there is reasonable doubt that principal or interest will be collected in full. Accrued and unpaid interest is generally reversed when a loan is placed on non-accrual status. Interest payments received on non-accrual loans may be recognized as income or applied to principal depending upon management’s judgment regarding collectability. Non-accrual loans are restored to accrual status when past due principal and interest is paid and, in management’s judgment, are likely to remain current. The Fund may make exceptions to this policy if the loan has sufficient collateral value (i.e., typically measured as enterprise value of the portfolio company) and is in the process of collection.

CION Ares Diversified Credit Fund

Notes to Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Discounts and Premiums

Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method. The adjusted cost of investments represents the original cost adjusted for PIK interest, the accretion of discounts, and amortization of premiums.

Cash and Cash Equivalents

The Fund considers all highly liquid investments with original maturities of 90 days or less to be cash equivalents. The Fund's cash and cash equivalents are maintained with a major United States financial institution, which is a member of the Federal Deposit Insurance Corporation. While the Fund’s current cash balance exceeds insurance limits, the risk of loss is remote.

Investment Transactions, Related Investment Income and Expenses

Investment transactions are accounted for on the trade date. Investments for which market quotations are readily available are typically valued at such market quotations. In order to validate market quotations, the Fund looks at a number of factors to determine if the quotations are representative of fair value, including the source and nature of the quotations. Debt and equity securities that are not publicly traded or whose market prices are not readily available are valued at fair value as determined in good faith by the Adviser in accordance with the Fund’s valuation policy (the “Valuation Policy”). The Valuation Policy is reviewed and approved at least annually by the Fund’s board of trustees (the “Board”). The Adviser has been authorized by the Board to utilize independent third-party pricing and valuation services to assist in the valuation of each portfolio investment without a readily available market quotation at least once during a trailing 12-month period (with certain de minimis exceptions) in accordance with the Valuation Policy and a consistently applied valuation process. As part of the valuation process for investments that do not have readily available market prices, the Adviser may take into account the following types of factors, if relevant, in determining the fair value of the Fund’s investments: the enterprise value of a portfolio company (the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time), the nature and realizable value of any collateral, the portfolio company’s ability to make payments and its earnings and discounted cash flow, the markets in which the portfolio company does business, a comparison of the portfolio company’s securities to any similar publicly traded securities, changes in the interest rate environment and the credit markets, which may affect the price at which similar investments would trade in their principal markets and other relevant factors. When an external event such as a purchase transaction, public offering or subsequent equity sale occurs, the Adviser considers the pricing indicated by the external event to corroborate its valuation.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of the Fund’s investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, the Fund could realize significantly less than the value at which the Fund has recorded it. In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned.

See Note 3 for more information on the Fund’s valuation process.

Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is earned from settlement date and is recorded on the accrual basis. Realized gains and losses are reported on the specific identification method. Expenses are recorded on the accrual basis as incurred.

CION Ares Diversified Credit Fund

Notes to Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Realized and unrealized gains and losses and net investment income, excluding class specific expenses are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

Foreign Currency Transactions and Forward Foreign Currency Contracts

Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates effective on the date of valuation; and (ii) purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates prevailing on transaction dates.

The Fund does not isolate that portion of the results of operations resulting from the changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amounts of income and expense items recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from the changes in fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transaction clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. A forward foreign currency contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. The Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward foreign currency exchange contracts are obtained from an independent pricing source.

Commitments and Contingencies

In the normal course of business, the Fund's investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, dealers and the Fund's custodian. These activities may expose the Fund to risk in the event that such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business. Consistent with standard business practice, the Fund enters into contracts that contain a variety of indemnifications, and is engaged from time to time in various legal actions. The maximum exposure of the Fund under these arrangements and activities is unknown. However, the Fund expects the risk of material loss to be remote.

Commitments to extend credit include loan proceeds the Fund is obligated to advance, such as delayed draws or revolving credit arrangements. Commitments generally have fixed expiration dates or other termination clauses. Unrealized gains or losses associated with unfunded commitments are recorded in the consolidated financial statements and reflected as an adjustment to the fair value of the related security in the Consolidated Schedule of Investments. The par amount of the unfunded commitments is not recognized by the Fund until it becomes funded. As of September 30, 2020, the Fund had unfunded commitments of $99,130,288.

CION Ares Diversified Credit Fund

Notes to Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

3.     INVESTMENTS

Fair Value Measurements

The Fund follows the provisions of ASC 820, Fair Value Measurements and Disclosures under U.S. GAAP, which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. This standard defines fair value and establishes a hierarchal disclosure framework, which prioritizes and ranks the level of market price observability used in measuring investments at fair value and expands disclosures about assets and liabilities measured at fair value. ASC 820 defines “fair value” as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchal disclosure framework establishes a three-tier hierarchy to maximize the use of observable data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.

Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2—Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•	Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

In addition to using the above inputs in investment valuations, the Fund continues to employ a valuation policy that is consistent with the provisions of ASC 820. Consistent with the Fund’s valuation policy, it evaluates the source of inputs, including any markets in which the Fund’s investments are trading (or any markets in which securities with similar attributes are trading), in determining fair value. The Fund’s valuation policy considers the fact that because there may not be a readily available market value for the investments in the Fund’s portfolio, therefore, the fair value of the investments may be determined using unobservable inputs.

The assets and liabilities classified as Level 1 or Level 2 are typically valued based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs. The Adviser obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. The Adviser is responsible for all inputs and assumptions related to the pricing of securities. The Adviser has internal controls in place that support its reliance on information received from third-party pricing sources. As part of its internal controls, the Adviser obtains, reviews, and tests information to corroborate prices received from third-party pricing sources. For any security, if market or dealer quotations are not readily available, or if the Adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Adviser and will be classified as Level 3. In such instances, the Adviser will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value.

CION Ares Diversified Credit Fund

Notes to Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

The assets and liabilities classified as Level 3 (other than as described below in the following paragraph) are typically valued using two different valuation techniques. The first valuation technique is an analysis of the enterprise value (“EV”) of the portfolio company. Enterprise value means the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time. The primary method for determining EV uses a multiple analysis whereby appropriate multiples are applied to the portfolio company’s EBITDA (generally defined as net income before net interest expense, income tax expense, depreciation and amortization). EBITDA multiples are typically determined based upon review of market comparable transactions and publicly traded comparable companies, if any. The Fund may also employ other valuation multiples to determine EV, such as revenues. The Fund may also use industry specific valuation analyses to determine enterprise value, such as capitalization rate analysis used in the real estate industry. The second method for determining EV uses a discounted cash flow analysis whereby future expected cash flows of the portfolio company are discounted to determine a present value using estimated discount rates (typically a weighted average cost of capital based on costs of debt and equity consistent with current market conditions). The EV analysis is performed to determine the value of equity investments, the value of debt investments in portfolio companies where the Fund has control or could gain control through an option or warrant security, and to determine if there is credit impairment for debt investments. If debt investments are credit impaired, an EV analysis may be used to value such debt investments; however, in addition to the methods outlined above, other methods such as a liquidation or wind down analysis may be utilized to estimate enterprise value. The second valuation technique is a yield analysis, which is typically performed for non-credit impaired debt investments in portfolio companies where the Fund does not own a controlling equity position. To determine fair value using a yield analysis, a current price is imputed for the investment based upon an assessment of the expected market yield for a similarly structured investment with a similar level of risk. In the yield analysis, the Fund considers the current contractual interest rate, the maturity and other terms of the investment relative to risk of the company and the specific investment. A key determinant of risk, among other things, is the leverage through the investment relative to the enterprise value of the portfolio company. As debt investments held by the Fund are substantially illiquid with no active transaction market, the Fund depends on primary market data, including newly funded transactions, as well as secondary market data with respect to high yield debt instruments and syndicated loans, as inputs in determining the appropriate market yield, as applicable.

The fair value of CLOs is estimated based on various valuation models from third-party pricing services as well as internal models. The valuation models generally utilize discounted cash flows and take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, the characteristics and condition of the underlying collateral, comparable yields for similar securities and recent trading activity. These securities are classified as Level 3.

Private asset-backed securities classified as Level 3 are typically valued using two different valuation techniques. The first valuation technique is an analysis of the forecasted cash flows of the security. The forecasted cash flows take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, and the characteristics and condition of the underlying collateral. For equity securities, the projected cash flows are present valued using a market discount rate to determine the fair value. For debt securities, the analysis is used to determine if the borrower has the ability to repay its obligations. If it is determined that the borrower does have the ability to repay its obligations, the second valuation technique that is utilized is a yield analysis. To determine fair value using a yield analysis, a current price is imputed for the investment based upon an assessment of the expected market yield for a similarly structured investment with a similar level of risk. In the yield analysis, the Fund considers the current contractual interest rate, the maturity and other terms of the investment relative to risk of the borrower and the specific investment. As the debt investments are substantially illiquid with no active transaction market, the Fund depends on primary market data, including newly funded transactions, as inputs in determining the appropriate market yield, as applicable.

CION Ares Diversified Credit Fund

Notes to Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used as of September 30, 2020, in valuing the Fund’s investments carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Senior Loans	$—	$192,817,452	$477,273,521	$670,090,973
Subordinated Loans	—	—	9,800,737	9,800,737
Corporate Bonds	—	178,629,563	—	178,629,563
Collateralized Loan Obligations	—	—	148,822,608	148,822,608
Common Stocks	873,132	—	1,986,405	2,859,537
Preferred Stocks	—	—	404,871	404,871
Private Asset-Backed Debt	—	—	9,583,725	9,583,725
Real Estate Debt	—	—	5,863,945	5,863,945
Warrants	—	—	1,038,150	1,038,150
Total Investments	$873,132	$371,447,015	$654,773,962	$1,027,094,109
Derivative assets:
Foreign Forward Currency Contracts	$—	$167,440	$—	$167,440
Purchased Equity Options	39,321	—	—	39,321
Credit Default Swaps	—	818,231	—	818,231
Derivative liabilities:
Foreign Forward Currency Contracts	$—	$(820)	$—	$(820)
Written Equity Options	(18,833)	—	—	(18,833)
Credit Default Swaps	—	(239,358)	—	(239,358)

CION Ares Diversified Credit Fund

Notes to Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

The following is a reconciliation of the Fund’s investments in which significant unobservable inputs (Level 3) were used in determining fair value.

For the nine months ended September 30, 2020:

	Senior Loans	Subordinated Loans	Collateralized Loan Obligations	Common Stocks	Preferred Stocks	Private Asset Backed Debt	Real Estate Debt	Warrants	Total
Balance as of December 31, 2019	$336,700,275	$1,150,157	$118,100,940	$803,875	$268,294	$9,800,576	$5,510,966	$467,292	$472,802,375
Purchases (1)	183,363,603	9,490,559	82,671,807	1,292,955	148,500	4,028,393	450,053	—	281,445,870
Sales and principal redemptions	(43,645,645)	(1,004,601)	(41,112,747)	(76,867)	—	(4,801,571)	—	—	(90,641,431)
Net realized and unrealized gains (losses)	(10,244,600)	153,262	(10,902,928)	(33,558)	(11,923)	529,079	(106,003)	570,858	(20,045,813)
Accrued discounts (premiums)	1,502,677	11,360	65,536	—	—	27,248	8,929	—	1,615,750
Transfers in to Level 3	16,231,745	—	—	—	—	—	—	—	16,231,745
Transfers out of Level 3	(6,634,534)	—	—	—	—	—	—	—	(6,634,534)
Balance as of September 30, 2020	$477,273,521	$9,800,737	$148,822,608	$1,986,405	$404,871	$9,583,725	$5,863,945	$1,038,150	$654,773,962
Net Change in Unrealized appreciation (depreciation) from investments held at September 30, 2020	$(7,839,657)	$145,982	$(8,044,916)	$(44,063)	$(11,923)	$72,065	$(106,003)	$570,858	$(15,257,657)

(1)	Purchases include PIK interest and securities received from restructure.

Investments were transferred into and out of Level 3 and out of and into Level 2 during the period ended September 30, 2020 due to changes in the quantity and quality of information obtained to support the fair value of each investment as assessed by the Adviser. The valuation techniques used by the Adviser to measure fair value as of September 30, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs. The valuation techniques and significant amounts of unobservable inputs used in the valuation of the Fund’s Level 3 securities are outlined in the table below.

CION Ares Diversified Credit Fund

Notes to Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

The following table summarizes the quantitative inputs and assumptions used for investments in securities at fair value categorized as Level 3 in the fair value hierarchy as of September 30, 2020.

	Fair Value	Valuation Technique	Unobservable Inputs	Range	Weighted Average
Assets Investment in securities
Senior Loans	$443,736,440	Yield Analysis	Market Yield	4.0% - 53.4%	8.1%
Senior Loans	31,475,749	Broker Quotes	N/A	N/A	N/A
Senior Loans	2,061,332	Income (Other)	Constant Default Rate (CDR), Constant Prepayment Rate (CPR), Recovery Rate	13.2% - 25.9%, 5.0% - 20.0%, 0.0% - 60.0%	13.2% - 25.9%, 5.0% - 20.0%, 0.0% - 60.0%
Subordinated Loans	9,800,737	Yield Analysis	Market Yield	8.9% - 17.7%	10.8%
Collateralized Loan Obligations	145,184,452	Broker Quotes	N/A	N/A	N/A
Collateralized Loan Obligations	656	Other	Estimate Liquidation Value	$160 - $496	$414
Collateralized Loan Obligations	3,637,500	Other	Recent Transaction Price	0.64 - 0.93	0.85
Common Stocks	1,986,405	EV market multiple analysis	EBITDA multiple	7.0x - 26.5x	16.9x
Preferred Stocks	404,871	EV market multiple analysis	EBITDA multiple	9.5x - 22.0x	16.4x
Private Asset-Backed Debt	1,042,000	Income (Other)	Constant Default Rate (CDR), Constant Prepayment Rate (CPR), Recovery Rate	15.0%, 0.0%, 0.0%	15.0%, 0.0%, 0.0%
Private Asset-Backed Debt	7,453,202	Income (Other)	Single-Pay Loan ("SPL"): Collection Rate; Multi-Pay Loan ("MPL"): Constant Prepayment Rate (CPR), Constant Default Rate (CDR), Recovery Rate	US SPL: 89.1%, CAD SPL: 88.3%; US MPL: 55.0%, CAD MPL: 18.0%; US MPL: 16.0%, CAD MPL: 30.0%; US MPL: 0.0%, CAD MPL: 0.0%	US SPL: 89.1%, CAD SPL: 88.3%; US MPL: 55.0%, CAD MPL: 18.0%; US MPL: 16.0%, CAD MPL: 30.0%; US MPL: 0.0%, CAD MPL: 0.0%
Private Asset-Backed Debt	153,714	Income (Other)	Cumulative Collection Rate	1.12x	1.12x
Private Asset-Backed Debt	934,809	Other	Recent Transaction Price	0.96 - 1.00	0.98
Real Estate Debt	5,863,945	Yield Analysis	Market Yield	13.8% - 20.0%	15.7%
Warrants	1,038,150	EV market multiple analysis	EBITDA multiple	2.3x - 49.7x	49.4x
Total Level 3 Investments	$654,773,962

CION Ares Diversified Credit Fund

Notes to Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Changes in market yields or discount rates, each in isolation, may change the fair value of certain of the investments. Generally, an increase in market yields or discount rates may result in a decrease in the fair value of certain of the investments.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the investments may fluctuate from period to period. Additionally, the fair value of the investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, it could realize significantly less than the value at which the Fund has recorded it.

In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the values currently assigned.